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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Mary C. Moynihan Perkins Coie LLP 700 13th Street, NW Suite 600 Washington, DC 20005
(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
Equities: 97.0%
Information 27.3%
	> Business Software 6.5%
2,350,000	Ansys (a)	$203,322,000
	Simulation Software for Engineers & Designers
4,500,000	Informatica (a)	175,365,000
	Enterprise Data Integration Software
2,700,000	Micros Systems (a)	134,838,000
	Information Systems for Hotels, Restaurants & Retailers
4,162,000	Hexagon (Sweden)	125,506,963
	Design, Measurement & Visualization Software & Equipment
700,000	Concur Technologies (a)	77,350,000
	Web Enabled Cost & Expense Management Software
800,000	Tyler Technologies (a)	69,976,000
	Financial, Tax, Court & Document Management Systems for Local Governments
900,000	SPS Commerce (a)(b)	60,228,000
	Supply Chain Management Software Delivered Via the Web
550,000	NetSuite (a)	59,367,000
	End-to-end IT Systems Solution Delivered Over the Web
1,100,000	DemandWare (a)	50,963,000
	E-Commerce Website Solution for Retailers & Apparel Manufacturers
2,000,000	RealPage (a)	46,320,000
	Software for Managing Rental Properties Delivered Via the Web
1,725,971	Tangoe (a)	41,181,668
	Software Solution for Managing Communication Expense & Devices
750,000	Jack Henry & Associates	38,707,500
	IT Systems & Outsourced IT Solutions for Financial Institutions
697,000	Solera Holdings	36,850,390
	Software for Automotive Insurance Claims Processing
900,000	Blackbaud	35,136,000
	Software & Services for Non-profits
700,000	Red Hat (a)	32,298,000
	Maintenance & Support for Opensource Operating System & Middleware
1,200,000	Constant Contact (a)	28,428,000
	Email & Other Marketing Campaign Management Systems Delivered Over Web
3,200,000	InContact (a)(b)	26,464,000
	Call Center Systems Delivered Via the Web & Telco Services
801,748	Webgroup.com (a)	25,928,531
	Website Creation & Management for Small Businesses
610,000	Envestnet (a)	18,910,000
	Technology Platform for Investment Advisors
1,000,000	Exa (a)(b)	15,490,000
	Simulation Software
1,700,000	Bazaarvoice (a)(c)	15,436,000
	Platform for Managing Consumer Interaction Via the Web
610,000	E2Open (a)(c)	13,664,000
	Supply Chain Management Software & Supplier/Partner Network
		1,331,730,052
	> Mobile Communications 2.9%
3,800,000	Crown Castle International (a)	277,514,000
	Communications Towers
3,400,000	SBA Communications (a)	273,564,000
	Communications Towers
22,100,000	Globalstar (a)(b)(c)	24,089,000
	Satellite Mobile Voice & Data Carrier
9,662,000	Far EasTone Telecom (Taiwan)	24,072,658
	Taiwan’s Third Largest Mobile Operator
		599,239,658
	> Instrumentation 2.9%
1,600,000	Mettler-Toledo International (a)(b)	384,144,000
	Laboratory Equipment
4,070,000	Trimble Navigation (a)	120,919,700
	GPS-based Instruments
1,620,000	IPG Photonics (c)	91,222,200
	Fiber Lasers
		596,285,900
	> Computer Hardware & Related Equipment 2.6%
3,415,000	Amphenol	264,252,700
	Electronic Connectors
4,550,000	II-VI (a)(b)	85,631,000
	Laser Optics & Specialty Materials
1,365,000	Zebra Technologies (a)	62,148,450
	Bar Code Printers
310,000	Stratasys (a)(c)	31,390,600
	Rapid Prototyping & Direct Digital Manufacturing Systems
280,000	Gemalto (France)	30,065,207
	Digital Security Solutions
900,000	Netgear (a)	27,774,000
	Networking Products for Small Business & Home
400,000	Rogers (a)	23,792,000
	Printed Circuit Materials & High-performance Foams
		525,053,957
	> Telephone & Data Services 2.1%
9,500,000	tw telecom (a)(b)	283,717,500
	Fiber Optic Telephone/Data Services
2,200,000	Cogent Communications	70,950,000
	Internet Data Pipelines
3,500,000	Windstream (c)	28,000,000
	Business & Rural Telecom Services
2,271,214	Boingo Wireless (a)(b)	15,898,498
	Wholesale & Retail Wi-Fi Networks
1,500,000	General Communications (a)	14,280,000
	Commercial Communication & Consumer CATV, Web & Phone in Alaska
3,000,000	Towerstream (a)(c)	8,580,000
	High Speed Wireless, Rooftop Antenna Space & Wi-Fi Offload
		421,425,998

Number of Shares		Value
	> Computer Services 2.0%
4,500,000	iGATE (a)(b)	$124,920,000
	IT & Business Process Outsourcing Services
3,419,000	Genpact (a)	64,550,720
	Business Process Outsourcing
2,125,000	Virtusa (a)(b)	61,752,500
	Offshore IT Outsourcing
1,618,000	ExlService Holdings (a)	46,080,640
	Business Process Outsourcing
2,000,000	WNS - ADR (India) (a)	42,440,000
	Offshore Business Process Outsourcing Services
430,000	Syntel	34,443,000
	Offshore IT Services
3,849,207	Hackett Group (b)	27,444,846
	IT Integration & Best Practice Research
1,100,000	Telecity (United Kingdom)	14,780,566
	European Data Center Provider
		416,412,272
	> Internet Related 1.3%
1,325,000	TripAdvisor (a)	100,488,000
	Online Travel Research
2,555,000	Pandora Media (a)(c)	64,207,150
	Streaming Music
1,344,707	RetailMeNot (a)	47,831,228
	Digital Coupon Marketplace
175,000	Equinix (a)	32,138,750
	Network Neutral Data Centers
727,000	Yandex (Russia) (a)	26,477,340
	Search Engine for Russian & Turkish Languages
		271,142,468
	> Gaming Equipment & Services 1.3%
3,537,000	Bally Technologies (a)(b)	254,876,220
	Slot Machines & Software

	> Business Information & Marketing Services 1.2%
1,900,000	Verisk Analytics (a)	123,424,000
	Risk & Decision Analytics
4,025,000	Navigant Consulting (a)(b)	62,226,500
	Financial Consulting Firm
2,561,123	RPX (a)	44,896,486
	Patent Aggregation & Defensive Patent Consulting
200,000	Bankrate (a)	4,114,000
	Internet Advertising for the Insurance, Credit Card & Banking Markets
		234,660,986
	> Semiconductors & Related Equipment 1.0%
5,390,000	Atmel (a)	40,101,600
	Microcontrollers, Radio Frequency & Memory Semiconductors
1,240,000	Monolithic Power Systems	37,547,200
	High Performance Analog & Mixed Signal Integrated Circuits
420,000	Littelfuse	32,852,400
	Little Fuses
469,000	Cree (a)	28,229,110
	LED Lighting, Components & Chips
400,000	Hittite Microwave (a)	26,140,000
	Radio Frequency, Microwave & Millimeterwave Semiconductors
615,000	Ultratech (a)	18,634,500
	Semiconductor Equipment
2,430,000	ON Semiconductor (a)	17,739,000
	Mixed Signal & Power Management Semiconductors
360,000	Semtech (a)	10,796,400
	Analog Semiconductors
		212,040,210
	> Telecommunications Equipment 0.8%
640,000	F5 Networks (a)	54,886,400
	Internet Traffic Management Equipment
2,025,000	Finisar (a)	45,825,750
	Optical Subsystems & Components
2,030,000	Ixia (a)	31,810,100
	Telecom Network Test Equipment
1,925,000	Infinera (a)	21,771,750
	Optical Networking Equipment
910,000	CalAmp (a)	16,043,300
	Machine-to-machine Communications
		170,337,300
	> Financial Processors 0.7%
1,700,000	Global Payments	86,836,000
	Credit Card Processor
900,000	Liquidity Services (a)(c)	30,204,000
	E-Auctions for Surplus & Salvage Goods
5,000,000	Singapore Exchange (Singapore)	28,962,413
	Singapore Equity & Derivatives Market Operator
		146,002,413
	> Electronics Distribution 0.6%
3,125,000	Avnet	130,343,750
	Electronic Components Distribution

	> Contract Manufacturing 0.5%
3,800,000	Sanmina-SCI (a)	66,462,000
	Electronic Manufacturing Services
960,000	Plexus (a)	35,712,000
	Electronic Manufacturing Services
		102,174,000
	> CATV 0.5%
800,000	Liberty Global Series A (a)	63,480,000
	Cable TV Franchises Outside the U.S.
400,000	Discovery Series C (a)	31,248,000
	Cable TV Programming
		94,728,000
	> Advertising 0.2%
1,000,000	Lamar Advertising (a)	47,030,000
	Outdoor Advertising
100,000	Tree.com	2,626,000
	Internet Advertising for Mortgage, Education & Auto Markets
		49,656,000

Number of Shares		Value
	> Entertainment Programming 0.2%
1,100,000	IMAX (Canada) (a)(c)	$33,264,000
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures
Information: Total		5,589,373,184
Industrial Goods & Services 20.6%
	> Machinery 12.2%
9,900,000	Ametek	455,598,000
	Aerospace/Industrial Instruments
8,400,000	Donaldson (b)	320,292,000
	Industrial Air Filtration
3,400,000	Nordson (b)	250,342,000
	Dispensing Systems for Adhesives & Coatings
3,230,000	Moog (a)(b)	189,504,100
	Motion Control Products for Aerospace, Defense & Industrial Markets
3,725,000	Kennametal	169,860,000
	Consumable Cutting Tools
3,063,000	HEICO (b)	153,578,820
	FAA Approved Aircraft Replacement Parts
3,200,000	Generac	136,448,000
	Standby Power Generators
1,660,000	Pall	127,886,400
	Life Science, Water & Industrial Filtration
2,185,000	Oshkosh Corporation (a)	107,021,300
	Specialty Truck Manufacturer
1,610,000	Toro	87,503,500
	Turf Maintenance Equipment
1,570,000	Clarcor	87,182,100
	Mobile Equipment & Industrial Filters
2,300,000	ESCO Technologies (b)	76,429,000
	Automatic Electric Meter Readers
1,200,000	Wabtec	75,444,000
	Freight & Transit Component Supplier
750,000	WABCO Holdings (a)	63,195,000
	Truck & Bus Component Supplier
435,000	Valmont Industries	60,425,850
	Center Pivot Irrigation Systems & Utility Poles
247,000	Middleby (a)	51,600,770
	Manufacturer of Cooking Equipment
600,000	Neopost (France) (c)	43,694,364
	Postage Meter Machines
1,000,000	Polypore International (a)(c)	40,970,000
	Battery Separators & Filtration Media
10,000,000	Marel (Iceland)	10,633,879
	Largest Manufacturer of Poultry & Fish Processing Equipment
		2,507,609,083
	> Other Industrial Services 1.8%
2,700,000	LKQ (a)	86,022,000
	Alternative Auto Parts Distribution
1,800,000	Expeditors International of Washington	79,308,000
	International Freight Forwarder
1,500,000	Forward Air	60,525,000
	Freight Transportation Between Airports
1,600,000	Mobile Mini (a)	54,496,000
	Portable Storage Units Leasing
1,375,000	KAR Auction Services	38,788,750
	Auto Auctions
2,400,000	CAE (Canada) (c)	26,282,220
	Flight Simulator Equipment & Training Centers
700,000	Echo Global Logistics (a)	14,658,000
	Third Party Logistics
1,520,957	Acorn Energy (b)(c)	8,973,646
	Fiber Optic Oil Well Monitoring & Evaluation
70,313	TrueBlue (a)	1,688,215
	Temporary Industrial Labor
		370,741,831
	> Construction 1.5%
2,680,000	Chicago Bridge & Iron	181,623,600
	Engineering & Construction for Liquefied Natural Gas & Petrochemicals
99,000	NVR (a)	90,999,810
	Homebuilder
930,000	Fortune Brands Home & Security	38,715,900
	Home Building Supplies & Small Locks
		311,339,310
	> Industrial Materials & Specialty Chemicals 1.5%
1,880,000	Drew Industries (b)	85,615,200
	RV & Manufactured Home Components
1,050,000	FMC Corporation	75,306,000
	Niche Specialty Chemicals
1,288,000	Novozymes (Denmark)	49,271,589
	Industrial Enzymes
1,200,000	Polyone	36,852,000
	Intermediate Stage Chemicals Producer
2,218,700	Kansai Paint (Japan)	29,484,776
	Paint Producer in Japan, India, China & Southeast Asia
673,000	Sociedad Quimica y Minera de Chile - ADR (Chile)	20,560,150
	Producer of Specialty Fertilizers, Lithium & Iodine
400,000	Owens-Illinois (a)	12,008,000
	Glass Packaging for Food & Beverages
		309,097,715
	> Industrial Distribution 1.2%
1,620,000	WESCO International (a)	123,978,600
	Industrial Distributor
2,320,000	MRC Global (a)	62,176,000
	Industrial Distributor
405,841	Airgas	43,039,438
	Industrial Gas Distributor
965,000	Titan Machinery (a)(c)	15,507,550
	Agriculture & Construction Dealerships
		244,701,588

Number of Shares		Value
	> Electrical Components 1.0%
1,765,000	Acuity Brands	$162,415,300
	Commercial Lighting Fixtures
1,065,000	Thermon (a)	24,612,150
	Global Engineered Thermal Solutions
1,500,000	Ushio (Japan)	18,681,853
	Industrial Light Sources
		205,709,303
	> Outsourcing Services 0.7%
3,000,000	Quanta Services (a)	82,530,000
	Electrical & Telecom Construction Services
1,400,000	Insperity (b)	52,640,000
	Professional Employer Organization
		135,170,000
	> Conglomerates 0.4%
2,747,253	Aalberts Industries (Netherlands)	73,198,880
	Flow Control & Heat Treatment

	> Waste Management 0.3%
1,500,000	Waste Connections	68,115,000
	Solid Waste Management
Industrial Goods & Services: Total		4,225,682,710

Consumer Goods & Services 15.2%
	> Retail 4.5%
1,385,000	ULTA (a)	165,452,100
	Specialty Beauty Product Retailer
7,185,000	Pier 1 Imports (b)	140,251,200
	Home Furnishing Retailer
1,975,000	Shutterfly (a)(b)	110,363,000
	Internet Photo-centric Retailer
822,845	Fossil (a)	95,647,503
	Watch Designer & Retailer
1,675,000	Williams-Sonoma	94,135,000
	Home Goods & Furnishing Retailer
754,000	Casey’s General Stores	55,419,000
	Owner/Operator of Convenience Stores
525,000	DSW	44,793,000
	Branded Footwear Retailer
865,000	GameStop	42,947,250
	Video Game Specialty Retailer
1,000,000	Urban Outfitters (a)	36,770,000
	Multi-channel Apparel & Accessory Retailer
474,000	Restoration Hardware Holdings (a)	30,027,900
	Specialty Home Furnishing Retailer
725,000	Abercrombie & Fitch	25,643,250
	Teen Apparel Retailer
1,000,000	Fifth & Pacific Companies (a)	25,130,000
	Global Lifestyle Brand
450,000	Five Below (a)	19,687,500
	Specialty Retailer Targeting Pre-teen & Teen
546,000	Tile Shop Holdings (a)	16,101,540
	Specialty Retailer of Tiles & Related Accessories
852,000	Massmart Holdings (South Africa)	14,266,402
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
1,371,366	Gaiam (a)(b)	6,870,543
	Healthy Living Catalogs & E-Commerce, Non-theatrical Media
		923,505,188
	> Travel 3.0%
4,400,000	Avis Budget Group (a)	126,852,000
	Second Largest Car Rental Company
4,600,000	Hertz (a)	101,936,000
	Largest U.S. Rental Car Operator
1,430,000	Vail Resorts	99,213,400
	Ski Resort Operator & Developer
1,893,000	Choice Hotels	81,758,670
	Franchisor of Budget Hotel Brands
2,030,000	Ryman Hospitality Properties (c)	70,055,300
	Convention Hotels
1,100,000	Expedia	56,969,000
	Online Travel Services Company
1,600,000	HomeAway (a)	44,800,000
	Vacation Rental Online Marketplace
2,100,000	Localiza Rent A Car (Brazil)	31,457,835
	Car Rental
		613,042,205
	> Consumer Goods Distribution 1.2%
2,305,000	GNC Holdings	125,922,150
	Specialty Retailer of Health & Wellness Products
2,015,000	Pool	113,101,950
	Swimming Pool Supplies & Equipment Distributor
250,000	United Natural Foods (a)	16,805,000
	Natural/Organic Food Distributor
		255,829,100
	> Casinos & Gaming 1.2%
2,500,000	Melco Crown Entertainment - ADR (Hong Kong) (a)	79,575,000
	Macau Casino Operator
20,000,000	Melco International (Hong Kong)	53,751,121
	Macau Casino Operator
850,000	Penn National Gaming (a)	47,056,000
	Regional Casino Operator
12,000,000	MGM China Holdings (Hong Kong)	39,910,949
	Macau Casino Operator
40,000,000	Nagacorp (Cambodia)	33,748,852
	Casino/Entertainment Complex in Cambodia
		254,041,922
	> Apparel 1.2%
1,296,000	PVH	153,822,240
	Apparel Wholesaler & Retailer
710,000	Deckers Outdoor (a)	46,803,200
	Fashion Footwear Wholesaler
600,000	Steven Madden (a)	32,298,000
	Wholesaler/Retailer of Fashion Footwear

Number of Shares		Value
	> Apparel—continued
2,620,000	Quiksilver (a)	$18,418,600
	Action Sports Lifestyle Branded Apparel & Footwear
		251,342,040
	> Furniture & Textiles 1.0%
3,669,000	Knoll (b)	62,152,860
	Office Furniture
1,765,000	Herman Miller	51,502,700
	Office Furniture
2,325,000	Interface	46,128,000
	Modular Carpet
812,360	Caesarstone (Israel) (a)	37,108,605
	Quartz Countertops
		196,892,165
	> Restaurants 0.9%
2,000,000	AFC Enterprises (a)(b)	87,180,000
	Popeye’s Restaurants
968,000	Domino’s Pizza	65,775,600
	Franchisor of Pizza Restaurants
625,000	Fiesta Restaurant Group (a)	23,537,500
	Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana
		176,493,100
	> Other Consumer Services 0.8%
2,280,000	Lifetime Fitness (a)(b)	117,351,600
	Sport & Fitness Club Operator
17,000,000	Lifestyle International (Hong Kong)	36,176,179
	Mid to High-end Department Store Operator in Hong Kong & China
800,000	Blackhawk Network (a)(b)	19,224,000
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
450,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	810,000
	Real Estate Services in China
		173,561,779
	> Food & Beverage 0.5%
2,886,552	Boulder Brands (a)	46,300,294
	Healthy Food Products
1,325,000	B&G Foods	45,778,750
	Acquirer of Small Food Brands
1,665,270	GLG Life Tech (Canada) (a)(b)	1,358,019
	Produce an All-natural Sweetener Extracted from the Stevia Plant
		93,437,063
	> Other Durable Goods 0.4%
1,100,000	Select Comfort (a)	26,785,000
	Specialty Mattresses
460,000	Cavco Industries (a)(b)	26,197,000
	Manufactured Homes
472,500	Jarden (a)	22,869,000
	Branded Household Products
		75,851,000
	> Educational Services 0.3%
1,300,000	DeVry	39,728,000
	Post-secondary Degree Services
500,000	ITT Educational Services (a)(c)	15,500,000
	Post-secondary Degree Services
		55,228,000
	> Nondurables 0.2%
1,170,000	Helen of Troy (a)	51,714,000
	Personal Care, Housewares, Healthcare & Home Environment Products
Consumer Goods & Services: Total		3,120,937,562

Finance 11.0%
	> Banks 4.0%
2,638,000	BOK Financial	167,117,300
	Tulsa-based Southwest Bank
9,000,000	Associated Banc-Corp (b)	139,410,000
	Midwest Bank
1,348,000	City National	89,857,680
	Bank & Asset Manager
985,000	SVB Financial Group (a)	85,074,450
	Bank to Venture Capitalists
2,860,000	MB Financial (b)	80,766,400
	Chicago Bank
1,900,000	Hancock Holding	59,622,000
	Gulf Coast Bank
5,323,500	Valley National Bancorp (c)	52,968,825
	New Jersey/New York Bank
2,200,000	TCF Financial	31,416,000
	Great Lakes Bank
1,162,000	Sandy Spring Bancorp	27,028,120
	Baltimore & Washington, D.C. Bank
4,841,882	First Busey (b)	25,226,205
	Illinois Bank
2,500,000	First Commonwealth	18,975,000
	Western Pennsylvania Bank
811,295	Hudson Valley	15,236,120
	Metro New York City Bank
900,000	OFG Bancorp	14,571,000
	Puerto Rican Bank
2,136,500	TrustCo Bank	12,733,540
	New York State Bank
		820,002,640
	> Insurance 2.4%
8,900,000	CNO Financial Group	128,160,000
	Life, Long-term Care & Medical Supplement Insurance
833,000	Allied World Holdings	82,791,870
	Commercial Lines Insurance/Reinsurance
2,625,000	Selective Insurance Group	64,312,500
	Commercial & Personal Lines Insurance
1,100,000	HCC Insurance Holdings	48,202,000
	Specialty Insurance
1,500,000	Brown & Brown	48,150,000
	Insurance Broker
400,000	RLI	34,968,000
	Specialty Insurance
250,000	Enstar Group (a)	34,150,000
	Insurance/Reinsurance & Related Services

Number of Shares		Value
	> Insurance—continued
10,837,000	Rand Merchant Insurance (South Africa)	$28,883,556
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
500,000	The Hanover Insurance Group	27,660,000
	Commercial & Personal Lines Insurance
		497,277,926
	> Brokerage & Money Management 1.7%
7,275,000	SEI Investments	224,870,250
	Mutual Fund Administration & Investment Management
3,052,000	Eaton Vance	118,509,160
	Specialty Mutual Funds
		343,379,410
	> Finance Companies 1.7%
3,382,621	H & E Equipment Services (a)(b)	89,842,414
	Heavy Equipment Leasing
945,000	World Acceptance (a)(b)(c)	84,974,400
	Personal Loans
2,150,000	McGrath Rentcorp (b)	76,755,000
	Temporary Space & IT Rentals
1,500,000	CAI International (a)(b)	34,905,000
	International Container Leasing
1,091,000	Marlin Business Services (b)	27,231,360
	Small Equipment Leasing
450,000	Onex Capital (Canada)	23,634,775
	Private Equity
100,000	Green Dot (a)	2,633,000
	Provider of Reloadable Prepaid Debt Cards & Online Banking
		339,975,949
	> Credit Cards 0.8%
550,000	Alliance Data Systems (a)	116,308,500
	Diversified Credit Card Provider
500,000	WEX (a)	43,875,000
	Pay Card Processor
		160,183,500
	> Diversified Financial Companies 0.4%
2,820,000	Leucadia National	76,816,800
	Holding Company

	> Savings & Loans —%
452,146	Simplicity Bancorp (b)	7,030,870
	Los Angeles Savings & Loan
Finance: Total		2,244,667,095

Health Care 9.5%
	> Biotechnology & Drug Delivery 4.3%
5,590,000	Seattle Genetics (a)	245,009,700
	Antibody-based Therapies for Cancer
2,392,000	Synageva Biopharma (a)(b)	151,437,520
	Biotech Focused on Orphan Diseases
1,954,268	BioMarin Pharmaceutical (a)	141,137,235
	Biotech Focused on Orphan Diseases
3,283,000	NPS Pharmaceuticals (a)	104,432,230
	Orphan Drugs & Healthy Royalties
4,000,000	ARIAD Pharmaceuticals (a)	73,600,000
	Biotech Focused on Cancer
908,681	Alnylam Pharmaceuticals (a)	58,164,671
	Biotech Developing Drugs for Rare Diseases
1,040,000	Sarepta Therapeutics (a)(c)	49,119,200
	Biotech Focused on Rare Diseases
2,025,000	InterMune (a)	31,124,250
	Drugs for Pulmonary Fibrosis & Hepatitis C
3,610,890	Ultragenyx (a)(d)(e)	14,371,342
	Biotech Focused on “Ultra-Orphan” Drugs
1,370,000	Coronado Biosciences (a)(c)	9,617,400
	Development-stage Biotech
187,909	Ophthotech (a)	5,582,776
	Biotech Focused on Ophthalmic Drugs
		883,596,324
	> Medical Supplies 2.1%
6,170,000	Cepheid (a)(b)	240,876,800
	Molecular Diagnostics
950,000	Henry Schein (a)	98,515,000
	Largest Distributor of Healthcare Products
1,676,000	Patterson Companies	67,375,200
	Dental/Vet/Med Distributor
383,212	Techne	30,679,953
	Cytokines, Antibodies & Other Reagents for Life Science
		437,446,953
	> Health Care Services 1.6%
9,905,000	Allscripts Healthcare Solutions (a)(b)	147,287,350
	Health Care IT
2,650,000	HealthSouth	91,372,000
	Inpatient Rehabilitation Facilities
665,000	Mednax (a)	66,766,000
	Physician Management for Pediatric & Anesthesia Practices
1,004,000	Envision Healthcare Holdings (a)	26,134,120
	Provider of Health Care Outsourcing Services
		331,559,470
	> Medical Equipment & Devices 0.8%
1,550,000	Sirona Dental Systems (a)	103,741,500
	Manufacturer of Dental Equipment
925,000	PerkinElmer	34,918,750
	Analytical Instruments for Life Sciences
429,290	Haemonetics (a)	17,120,085
	Blood & Plasma Collection Equipment
		155,780,335
	> Pharmaceuticals 0.7%
6,312,644	Akorn (a)(b)	124,232,834
	Develops, Manufactures & Sells Specialty Generic Drugs
2,040,000	Alimera Sciences (a)(b)(c)	7,670,400
	Ophthalmology-focused Pharmaceutical Company
		131,903,234
Health Care: Total		1,940,286,316

Energy & Minerals 7.1%
	> Oil Services 3.6%
4,635,000	FMC Technologies (a)	256,871,700
	Oil & Gas Well Head Manufacturer

Number of Shares		Value
	> Oil Services—continued
2,400,000	Atwood Oceanics (a)	$132,096,000
	Offshore Drilling Contractor
1,031,106	Fugro (Netherlands)	62,897,494
	Subsea Oilfield Services
1,334,000	ShawCor (Canada)	56,258,395
	Oil & Gas Pipeline Products
661,000	Hornbeck Offshore (a)	37,967,840
	Supply Vessel Operator in U.S. Gulf of Mexico
1,008,000	Rowan (a)	37,013,760
	Contract Offshore Driller
268,000	Chart Industries (a)	32,974,720
	Manufacturer of Natural Gas Processing/Storage Equipment
1,150,000	Superior Energy Services (a)	28,796,000
	Diversified Oil Service Provider
511,000	Gulfmark Offshore	26,004,790
	Operator of Offshore Supply Vessels
400,000	Dresser-Rand Group (a)	24,960,000
	Manufactures & Services Compressors
2,601,900	Horizon North Logistics (Canada) (c)	18,338,716
	Provides Diversified Oil Service Offering in Northern Canada
596,600	Black Diamond Group (Canada) (c)	14,259,785
	Provides Accommodations/Equipment for Oil Sands Development
16,500	Frank’s International (Netherlands) (a)	493,845
	Global Provider of Casing Running Services Post Drilling of Wells
		728,933,045
	> Oil & Gas Producers 2.5%
1,120,000	SM Energy	86,452,800
	Oil & Gas Producer
1,153,600	Rosetta Resources (a)	62,825,056
	Oil & Gas Producer Exploring in Texas
695,000	Range Resources	52,743,550
	Oil & Gas Producer
2,160,000	Pacific Rubiales Energy (Colombia)	42,652,687
	Oil Production & Exploration in Colombia
1,550,834	Bill Barrett Corporation (a)(c)	38,941,442
	Oil & Gas Producer in U.S. Rockies
1,159,000	Laredo Petroleum (a)	34,399,120
	Permian Basin Oil Producer
886,000	Cabot Oil and Gas	33,065,520
	Large Natural Gas Producer in Appalachia & Gulf Coast
743,000	Baytex (Canada) (c)	30,663,492
	Oil & Gas Producer in Canada
1,477,000	Denbury Resources (a)	27,191,570
	Oil Producer Using Co2 Injection
3,095,000	Athabasca Oil Sands (Canada) (a)	23,586,962
	Oil Sands & Unconventional Oil Development
340,000	PDC Energy (a)	20,243,600
	Oil & Gas Producer in U.S.
850,000	Tullow Oil (United Kingdom)	14,090,914
	Oil & Gas Producer
27,000,000	Shamaran Petroleum (Iraq) (a)	10,091,743
	Oil Exploration & Production in Kurdistan
797,647	DeeThree Exploration (Canada) (a)	7,077,805
	Canadian Oil & Gas Producer
181,160	Carrizo Oil & Gas (a)	6,759,080
	Oil & Gas Producer
20,000,000	Petroamerica Oil (Colombia) (a)	6,310,373
	Oil Exploration & Production in Colombia
11,000,000	Canadian Overseas Petroleum (United Kingdom) (a)	3,363,914
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(d)	2,440,367
4,200,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e)	4,188
	Oil & Gas Exploration/Production in the North Sea
37,500,000	Petromanas (Canada) (a)(b)	4,914,810
	Exploring for Oil in Albania
1,198,100	Pan Orient (Canada) (a)	2,407,715
	Growth-oriented, Return-focused Asian Explorer
511,600	Canacol (Colombia) (a)	2,190,336
	Oil Producer in South America
26,000,000	Petrodorado Energy (Colombia) (a)(b)	1,009,660
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
61,091	Matador Resources (a)	997,616
	Oil & Gas Producer in Texas & Louisiana
50,000,000	Gulf United Energy (Colombia) (a)(b)	115,000
	Prospecting for Oil Alongside Large Producers in Colombia
4,110,000	Santa Maria Petroleum (Colombia) (a)(b)(d)	44,889
	Explores for Oil & Gas in Latin America
890,000	Santa Maria Petroleum (Colombia) (a)(b)	12,960
	Explores for Oil & Gas in Latin America
		514,597,169
	> Mining 0.8%
387,000	Core Labs (Netherlands)	65,484,270
	Oil & Gas Reservoir Consulting
1,600,000	Alamos Gold (Canada)	24,853,162
500,000	Alamos Gold (Canada) (f)	7,765,000
	Gold Mining
6,044,000	Northam Platinum (South Africa) (a)	25,523,827
	Platinum Mining in South Africa
4,900,000	Kirkland Lake Gold (Canada) (a)(b)	16,506,966
	Gold Mining
7,500,000	Duluth Metals (Canada) (a)(b)	8,591,816
	Copper & Nickel Miner
2,000,000	Allied Nevada Gold (a)(c)	8,360,000
	Gold & Silver Mining

Number of Shares		Value
	> Mining—continued
1,150,000	Turquoise Hill Resources (Mongolia) (a)	$5,079,850
	Copper Mine Project in Mongolia
2,050,000	Alexco Resource (a)(c)	2,931,500
	Mining, Exploration & Environmental Services
13,459,000	Mongolian Mining (Mongolia) (a)	2,413,867
	Coking Coal Mining in Mongolia
3,000,000	Kaminak Gold (a)(c)	2,300,859
	Exploration Stage Canadian Gold Miner
		169,811,117
	> Alternative Energy 0.1%
2,000,000	GT Advanced Technologies (a)(c)	17,020,000
	Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon
2,600,000	Real Goods Solar (a)(b)(c)	7,280,000
	Residential Solar Energy Installer
1,210,300	Synthesis Energy Systems (China) (a)	898,043
	Owner/Operator of Gasification Plants
		25,198,043
	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e)	14,009,089
	Farmland Operator in Uruguay
Energy & Minerals: Total		1,452,548,463

Other Industries 6.3%
	> Real Estate 4.2%
2,100,000	Extra Space Storage	96,075,000
	Self Storage Facilities
3,625,000	Dupont Fabros Technology (b)	93,416,250
	Data Centers
1,760,000	Post Properties	79,235,200
	Multifamily Properties
750,000	Federal Realty	76,087,500
	Shopping Centers
7,350,000	EdR (b)	66,885,000
	Student Housing
3,000,000	Associated Estates Realty (b)	44,730,000
	Multifamily Properties
1,170,000	Coresite Realty (b)	39,709,800
	Data Centers
1,900,000	Biomed Realty Trust	35,321,000
	Life Science-focused Office Buildings
1,800,000	St. Joe (a)(c)	35,316,000
	Florida Panhandle Landowner
17,000,000	Ascendas REIT (Singapore)	30,931,341
	Industrial Property Landlord
325,000	Jones Lang LaSalle	28,372,500
	Real Estate Services
33,000,000	Mapletree Logistics Trust (Singapore)	28,171,591
	Industrial Property Landlord
1,550,000	Terreno Realty (b)	27,528,000
	Industrial Properties
3,750,000	DCT Industrial Trust	26,962,500
	Industrial Properties
2,850,000	Summit Hotel Properties	26,191,500
	Owner of Select Service Hotels
1,300,000	Hudson Pacific Properties	25,285,000
	West Coast Office Buildings & Production Studios
4,000,000	Kite Realty Group	23,720,000
	Community Shopping Centers
20,000,000	Mapletree Commercial Trust (Singapore)	19,382,057
	Retail & Office Property Landlord
14,000	Orix JREIT (Japan)	17,786,709
	Diversified REIT
24,664,000	Mapletree Greater China Commercial Trust (Hong Kong) (a)	17,601,904
	Retail & Office Property Landlord
950,000	American Residential Properties (a)	16,729,500
	Single-family Rental Properties
11,917,000	CDL Hospitality Trust (Singapore)	15,469,160
	Hotel Owner/Operator
		870,907,512
	> Transportation 1.4%
1,155,000	JB Hunt Transport Services	84,234,150
	Truck & Intermodal Carrier
3,100,000	Rush Enterprises, Class A (a)(b)	82,181,000
	Truck Sales & Service
846,000	Kirby (a)	73,221,300
	Largest Operator of U.S. (Jones Act) Liquid Tank Barges
300,000	Genesee & Wyoming (a)	27,891,000
	Short-line Operator
550,000	Rush Enterprises, Class B (a)(b)	12,523,500
	Truck Sales & Service
		280,050,950
	> Regulated Utilities 0.7%
2,000,000	Northeast Utilities	82,500,000
	Regulated Electric Utility
2,200,000	Pepco Holdings	40,612,000
	Regulated Utility
700,000	Wisconsin Energy	28,266,000
	Wisconsin Utility
		151,378,000
Other Industries: Total		1,302,336,462

Total Equities: 97.0% (Cost: $10,592,648,676)		19,875,831,792	(g)

Number of Shares		Value
Short-Term Investments 3.2%
499,118,598	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	$499,118,593
160,411,074	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	160,411,074
Total Short-Term Investments: 3.2% (Cost: $659,529,667)		659,529,667

Securities Lending Collateral 2.0%
399,899,875	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (h)	399,899,875
Total Securities Lending Collateral: (Cost: $399,899,875)		399,899,875

Total Investments: 102.2% (Cost: $11,652,078,218)(i)		20,935,261,334 (j)

Obligation to Return Collateral for Securities Loaned: (2.0)%		(399,899,875)

Cash and Other Assets Less Liabilities: (0.2)%		(51,483,264)

Net Assets: 100.0%		$20,483,878,195

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/13	Value	Dividend
Mettler-Toledo International	1,600,000	—	—	1,600,000	$384,144,000	$—
Donaldson	8,400,000	—	—	8,400,000	320,292,000	3,024,000
tw telecom	9,500,000	—	—	9,500,000	283,717,500	—
Bally Technologies	3,725,000	—	188,000	3,537,000	254,876,220	—
Nordson	3,125,000	275,000	—	3,400,000	250,342,000	1,590,750
Seattle Genetics (1)	6,550,000	—	960,000	5,590,000	245,009,700	—
Cepheid	4,970,000	1,200,000	—	6,170,000	240,876,800	—
Moog	3,230,000	—	—	3,230,000	189,504,100	—
HEICO	3,063,000	—	—	3,063,000	153,578,820	214,410
Synageva Biopharma	1,165,000	1,227,000	—	2,392,000	151,437,520	—
Allscripts Healthcare Solutions	—	9,905,000	—	9,905,000	147,287,350	—
Pier 1 Imports	7,185,000	—	—	7,185,000	140,251,200	1,077,750
Associated Banc-Corp	7,756,800	1,243,200	—	9,000,000	139,410,000	2,058,544
iGATE	3,700,000	800,000	—	4,500,000	124,920,000	—
Akorn	4,000,000	2,312,644	—	6,312,644	124,232,834	—
Lifetime Fitness	2,280,000	—	—	2,280,000	117,351,600	—
Shutterfly	2,835,000	—	860,000	1,975,000	110,363,000	—
NPS Pharmaceuticals (1)	6,000,000	—	2,717,000	3,283,000	104,432,230	—
Rush Enterprises	3,650,000	—	—	3,650,000	94,704,500	—

> Notes to Statement of Investments

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/13	Value	Dividend
Dupont Fabros Technology	3,625,000	—	—	3,625,000	$93,416,250	$1,631,250
IPG Photonics (1)	2,780,000	—	1,160,000	1,620,000	91,222,200	—
H & E Equipment Services	3,400,000	22,749	40,128	3,382,621	89,842,414	—
AFC Enterprises	2,000,000	—	—	2,000,000	87,180,000	—
II-VI	4,550,000	—	—	4,550,000	85,631,000	—
Drew Industries	1,880,000	—	—	1,880,000	85,615,200	—
World Acceptance	1,285,000	—	340,000	945,000	84,974,400	—
MB Financial	2,860,000	—	—	2,860,000	80,766,400	915,200
McGrath Rentcorp	2,150,000	—	—	2,150,000	76,755,000	1,537,250
ESCO Technologies	2,200,000	100,000	—	2,300,000	76,429,000	536,000
Ryman Hospitality Properties (1)	4,520,690	—	2,490,690	2,030,000	70,055,300	4,628,845
EdR	5,744,300	1,605,700	—	7,350,000	66,885,000	1,880,360
Navigant Consulting	3,704,600	320,400	—	4,025,000	62,226,500	—
Knoll	4,200,000	—	531,000	3,669,000	62,152,860	1,365,137
Virtusa	2,125,000	—	—	2,125,000	61,752,500	—
Forward Air (1)	1,500,000	—	—	1,500,000	60,525,000	450,000
SPS Commerce	900,000	—	—	900,000	60,228,000	—
Insperity	1,800,000	—	400,000	1,400,000	52,640,000	742,733
Helen of Troy (1)	1,600,000	—	430,000	1,170,000	51,714,000	—
ExlService Holdings (1)	1,618,000	—	—	1,618,000	46,080,640	—
Associated Estates Realty	3,000,000	—	—	3,000,000	44,730,000	1,710,000
Coresite Realty	—	1,170,000	—	1,170,000	39,709,800	666,436
CAI International	1,397,834	102,166	—	1,500,000	34,905,000	—
Terreno Realty	358,151	1,191,849	—	1,550,000	27,528,000	230,820
Hackett Group	3,849,207	—	—	3,849,207	27,444,846	—
Marlin Business Services	1,091,000	—	—	1,091,000	27,231,360	2,520,210
InContact	2,200,000	1,000,000		3,200,000	26,464,000	—
Cavco Industries	460,000	—	—	460,000	26,197,000	—
Summit Hotel Properties (1)	2,850,000	—	—	2,850,000	26,191,500	961,875
First Busey	4,299,507	542,375	—	4,841,882	25,226,205	353,400
Globalstar	1,200,000	21,189,746	289,746	22,100,000	24,089,000	—
Kite Realty Group (1)	4,000,000	—	—	4,000,000	23,720,000	720,000
Blackhawk Network	—	800,000	—	800,000	19,224,000	—
Kirkland Lake Gold	1,900,000	3,000,000	—	4,900,000	16,506,966	—
Boingo Wireless	1,900,000	371,214	—	2,271,214	15,898,498	—
Exa	872,060	127,940	—	1,000,000	15,490,000	—
Acorn Energy	1,512,352	8,605	—	1,520,957	8,973,646	52,932
Duluth Metals	7,500,000	—	—	7,500,000	8,591,816	—
Alimera Sciences	2,040,000	—	—	2,040,000	7,670,400	—
Real Goods Solar	—	2,600,000	—	2,600,000	7,280,000	—
Simplicity Bancorp	452,146	—	—	452,146	7,030,870	108,515
Gaiam	1,371,366	—	—	1,371,366	6,870,543	—
Petromanas	37,500,000	—	—	37,500,000	4,914,810	—
GLG Life Tech	1,665,270	—	—	1,665,270	1,358,019	—
Petrodorado Energy	26,000,000	—	—	26,000,000	1,009,660	—
Gulf United Energy	50,000,000	—	—	50,000,000	115,000	—
Santa Maria Petroleum	5,000,000	—	—	5,000,000	57,849	—
Chelsea Therapeutics International (1)	4,949,000	—	4,949,000	—	—	—
Pericom Semiconductor (1)	1,765,000	—	1,765,000	—	—	—
Pinnacle Entertainment (1)	3,950,000	—	3,950,000	—	—	—
Raptor Pharmaceutical (1)	3,000,000	—	3,000,000	—	—	—
Tower Group (1)(2)	3,300,000	438,900	3,738,900	—	—	1,840,746
TriCo Bancshares (1)	1,350,000	—	1,350,000	—	—	270,000
Wolverine Minerals (1)(2)	4,000,000	—	4,000,000	—	—	—
Total of Affiliated Transactions	321,910,283	51,554,488	33,159,464	340,305,307	$5,497,251,826	$31,087,163

(1) At September 30, 2013, the Fund owned less than five percent of the company’s outstanding voting shares.

(2) Includes the effects of a stock split.

The aggregate cost and value of these companies at September 30, 2013, was $2,582,351,359 and $4,778,301,256, respectively. Investments in affiliated companies represented 23.33% of the Fund’s total net assets at September 30, 2013.

> Notes to Statement of Investments

(c)     All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $388,206,936.

(d)    Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2013, the market value of these securities amounted to $30,869,875, which represented 0.15% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Ultragenyx	12/19/12	3,610,890	$9,999,999	$14,371,342
Union Agriculture Group	12/8/10-6/27/12	1,306,818	15,000,000	14,009,089
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591,152	2,440,367
Santa Maria Petroleum	1/14/11	4,110,000	5,193,292	44,889
Canadian Overseas Petroleum - Warrants	11/24/10	4,200,000	525,688	4,188
			$34,310,131	$30,869,875

(e)     Illiquid security.

(f)      Security is traded on a U.S. exchange.

(g)     On September 30, 2013, the market value of foreign securities represented 7.72% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$299,763,638	1.46
Hong Kong	227,015,153	1.11
Netherlands	202,074,489	0.99
Sweden	125,506,963	0.61
Singapore	122,916,563	0.60
France	73,759,571	0.36
South Africa	68,673,784	0.33
Japan	65,953,338	0.32
Colombia	52,335,905	0.26
Denmark	49,271,589	0.24
India	42,440,000	0.21
Israel	37,108,605	0.18
United Kingdom	34,679,949	0.17
Cambodia	33,748,852	0.16
Brazil	31,457,835	0.15
Russia	26,477,340	0.13
Taiwan	24,072,658	0.12
Chile	20,560,150	0.10
Uruguay	14,009,089	0.07
Iceland	10,633,879	0.05
Iraq	10,091,743	0.05
Mongolia	7,493,717	0.04
China	1,708,043	0.01
Total Foreign Portfolio	$1,581,752,853	7.72

(h)    Investment made with cash collateral received from securities lending activity.

(i)        At September 30, 2013, for federal income tax purposes, the cost of investments was $11,652,078,218 and net unrealized appreciation was $9,283,183,116 consisting of gross unrealized appreciation of $9,585,831,787 and gross unrealized depreciation of $302,648,671.

(j)       Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical

> Notes to Statement of Investments

Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$5,365,985,377	$223,387,807	$—	$5,589,373,184
Industrial Goods & Services	4,000,717,369	224,965,341	—	4,225,682,710
Consumer Goods & Services	2,943,084,059	177,853,503	—	3,120,937,562
Finance	2,215,783,539	28,883,556	—	2,244,667,095
Health Care	1,925,914,974	—	14,371,342	1,940,286,316
Energy & Minerals	1,331,123,828	107,415,546	14,009,089	1,452,548,463
Other Industries	1,172,993,700	129,342,762	—	1,302,336,462
Total Equities	18,955,602,846	891,848,515	28,380,431	19,875,831,792
Total Short-Term Investments	659,529,667	—	—	659,529,667
Total Securities Lending Collateral	399,899,875	—	—	399,899,875
Total Investments	$20,015,032,388	$891,848,515	$28,380,431	$20,935,261,334

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$434,636	$—	$—	$434,636

Financial assets were transferred from Level 1 to Level 2 as trading resumed during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn International

Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
Equities: 95.9%
Asia 44.3%
	> Japan 19.8%
4,784,600	Kansai Paint	$63,583,566
	Paint Producer in Japan, India, China & Southeast Asia
2,570,000	NGK Spark Plug	57,038,561
	Automobile Parts
5,800,000	Wacom	55,792,813
	Computer Graphic Illustration Devices
36,500	Orix JREIT	46,372,490
	Diversified REIT
1,276,300	Hoshizaki Electric	44,103,172
	Commercial Kitchen Equipment
1,480,000	Start Today (a)	41,805,032
	Online Japanese Apparel Retailer
2,300,000	Park24	40,927,880
	Parking Lot Operator
270,000	Nakanishi	37,690,294
	Dental Tools & Machinery
1,610,000	Japan Airport Terminal	37,260,949
	Airport Terminal Operator at Haneda
501,000	Rinnai	37,231,295
	Gas Appliances for Household & Commercial Use
1,456,000	Ariake Japan	36,104,566
	Manufacturer of Soup/Sauce Extracts
10,560,000	Seven Bank	35,374,781
	ATM Processing Services
229,400	Hirose Electric	35,311,565
	Electrical Connectors
1,400,000	Glory	35,274,704
	Currency Handling Systems & Related Equipment
2,260,000	NGK Insulators	34,432,046
	Ceramic Products for Auto, Power & Electronics
2,329,000	Nippon Kayaku	33,613,596
	Functional Chemicals, Pharmaceuticals & Auto Safety Systems
6,700	Kenedix Realty Investment	32,955,096
	Tokyo Mid-size Office REIT
905,000	Omron	32,782,560
	Electric Components for Factory Automation
879,000	Kintetsu World Express	31,630,968
	Airfreight Logistics
1,680,000	Daiseki	31,031,153
	Waste Disposal & Recycling
1,268,000	Nabtesco	30,990,044
	Machinery Components
1,040,900	Toyo Suisan Kaisha	30,561,748
	Instant Noodle Manufacturer
3,000	Nippon Prologis REIT (a)	30,062,068
	Logistics REIT in Japan
2,350,000	Ushio	29,268,237
	Industrial Light Sources
581,600	Santen Pharmaceutical	28,243,596
	Specialty Pharma (Ophthalmic Medicine)
1,401,000	Aica Kogyo	27,957,774
	Laminated Sheets, Building Materials & Chemical Adhesives
603,706	Miraca Holdings	26,980,905
	Outsourced Lab Testing, Diagnostic Equipment & Reagents
709,500	Hamamatsu Photonics	26,796,557
	Optical Sensors for Medical & Industrial Applications
730,000	Benesse	26,551,430
	Education Service Provider
1,530,000	Suruga Bank	26,375,257
	Regional Bank
458,400	Disco	26,333,047
	Semiconductor Dicing & Grinding Equipment
3,700	Mori Hills REIT Investment	25,616,394
	Tokyo-centric Diversified REIT
1,450,000	OSG	25,400,144
	Consumable Cutting Tools
2,580	Industrial & Infrastructure Fund	24,492,850
	Industrial REIT in Japan
2,010,100	Kuraray	24,160,310
	Special Resin, Fine Chemical, Fibers & Textures
569,292	Ain Pharmaciez	24,120,080
	Dispensing Pharmacy/Drugstore Operator
314,800	FP Corporation	23,674,027
	Disposable Food Trays & Containers
382,000	Sanrio	23,545,928
	Character Goods & Licensing
804,600	Misumi Group	23,391,013
	Industrial Components Distributor
3,850	Global One Real Estate	23,058,651
	Office REIT
532,000	FamilyMart	23,042,795
	Convenience Store Operator
1,122,080	Nihon Parkerizing	23,001,290
	Metal Surface Treatment Agents & Processing Service
1,600,000	Doshisha	22,899,376
	Wholesaler of Household Products
7,210,000	Aozora Bank	21,411,967
	Commercial Bank
2,100,000	Asahi Diamond Industrial	20,869,580
	Consumable Diamond Tools
1,297,000	Nippon Paint	20,764,419
	Paints for Automotive, Decorative & Industrial Usage
835,000	Icom (b)	19,786,268
	Two Way Radio Communication Equipment
475,900	Milbon	19,523,701
	Manufacturer of Hair Products
503,000	Itochu Techno-Science	17,899,825
	IT Network Equipment Sales & Services
172,000	Shimano	15,382,092
	Manufacturer of Bicycle Components & Fishing Tackle

Number of Shares		Value
	> Japan—continued
1,628,300	Sintokogio	$12,246,587
	Automated Casting Machines, Surface Treatment System & Consumables
1,575,000	Lifenet Insurance (a)(c)	10,444,905
	Online Life Insurance Company in Japan
350,000	MonotaRO	10,282,552
	Online MRO (Maintenance, Repair, Operations) Goods Distributor in Japan
234,400	JIN	8,837,444
	Eyeglasses Retailer
926,000	NOF	5,965,989
	Specialty Chemicals, Life Science & Rocket Fuels
135,300	OBIC	4,376,230
	Computer Software
		1,584,632,167
	> Taiwan 6.3%
39,877,000	Far EasTone Telecom	99,352,659
	Taiwan’s Third Largest Mobile Operator
2,199,000	St. Shine Optical	60,597,313
	World’s Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
15,600,000	Taiwan Mobile	55,331,886
	Taiwan’s Second Largest Mobile Operator
7,306,000	Delta Electronics	35,478,009
	Industrial Automation, Switching Power Supplies & Passive Components
1,868,000	Ginko International	34,561,660
	Largest Contact Lens Maker in China
21,218,000	CTCI Corp	34,294,332
	International Engineering Firm
5,219,000	Advantech	29,216,813
	Industrial PC & Components
14,019,253	Lite-On Technology	23,896,368
	Mobile Device, LED & PC Server Component Supplier
11,158,183	Chipbond	23,040,368
	Semiconductor Back-end Packaging Services
6,089,262	Flexium Interconnect	20,991,894
	Flexible Printed Circuit for Mobile Electronics
2,673,000	President Chain Store	19,307,273
	Convenience Chain Store Operator
8,366,000	Taiwan Hon Chuan	18,163,853
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer
7,568,000	Chroma Ate	17,024,602
	Automatic Test Systems, Testing & Measurement Instruments
4,043,000	Radiant Opto-Electronics	14,419,804
	LCD Back Light Units & Modules
2,027,000	PC Home	11,662,680
	Taiwanese Internet Retail Company
2,933,000	Lung Yen	8,916,166
	Funeral Services & Columbaria
269,866	CHC Healthcare	867,297
	Medical Device Distributor
		507,122,977
	> Hong Kong 4.7%
3,000,000	Melco Crown Entertainment - ADR (c)	95,490,000
	Macau Casino Operator
20,000,000	Melco International	53,751,121
	Macau Casino Operator
30,000,000	Sa Sa International	33,873,508
	Cosmetics Retailer
10,000,000	MGM China Holdings	33,259,124
	Macau Casino Operator
14,000,000	Lifestyle International	29,792,148
	Mid to High-end Department Store Operator in Hong Kong & China
20,000,000	Vitasoy International	25,255,284
	Hong Kong Soy Food Brand
9,215,750	L’Occitane International	24,093,593
	Skin Care & Cosmetics Producer
8,866,000	Kingboard Chemicals	22,828,244
	Paper & Glass Laminates, PCB, Specialty Chemicals & Properties
30,000,000	Mapletree Greater China Commercial Trust (c)	21,410,035
	Retail & Office Property Landlord
4,687,000	AAC Technologies	21,369,083
	Miniature Acoustic Components
1,799,800	ASM Pacific	18,283,391
	Semi Back-end & Surface Mounting Equipment
		379,405,531
	> Korea 3.4%
682,580	Coway	37,850,155
	Household Appliance Rental Service Provider
1,424,261	Paradise Co	32,461,146
	Korean ‘Foreigner Only’ Casino Operator
74,400	KCC	31,265,943
	Paint & Housing Material Manufacturer
510,998	LS Industrial Systems	30,910,439
	Manufacturer of Electrical & Automation Equipment
246,300	CJ Corp	26,595,716
	Holding Company of Korean Consumer Conglomerate
16,200	Lotte Chilsung Beverage	25,574,788
	Beverages & Liquor Manufacturer
545,000	Samsung Securities	23,851,271
	Brokerage & Wealth Management
465,540	Kepco Plant Service & Engineering	23,548,798
	Power Plant & Grid Maintenance
563,431	Handsome	15,090,328
	High-end Apparel Company
502,644	iMarketKorea	11,730,619
	Procurement, Distribution of MRO (Maintenance, Repair, Operations) Goods

Number of Shares		Value
	> Korea—continued
704,000	Nexen Tire	$10,479,212
	Tire Manufacturer
		269,358,415
	> Singapore 2.4%
40,000,000	Mapletree Commercial Trust	38,764,114
	Retail & Office Property Landlord
13,500,000	Ascendas REIT	24,563,124
	Industrial Property Landlord
18,784,000	CDL Hospitality Trust	24,383,041
	Hotel Owner/Operator
7,000,000	Super Group	23,674,401
	Instant Food & Beverages in Southeast Asia
3,800,000	Singapore Exchange	22,011,434
	Singapore Equity & Derivatives Market Operator
20,000,000	Mapletree Industrial Trust	21,513,467
	Industrial Property Landlord
25,000,000	Mapletree Logistics Trust	21,342,115
	Industrial Property Landlord
4,772,000	Petra Foods	13,173,656
	Cocoa Processor & Chocolate Manufacturer
1,191,000	Goodpack Limited	1,642,366
	International Bulk Container Leasing
		191,067,718
	> China 1.7%
2,357,000	WuXi PharmaTech - ADR (c)	64,581,800
	Largest Contract Research Organization Business in China
4,524,000	Biostime (a)	34,202,467
	Pediatric Nutrition & Baby Care Products Provider
11,020,000	Want Want	16,757,865
	Chinese Branded Consumer Food Company
35,119,000	AMVIG Holdings	15,138,010
	Chinese Tobacco Packaging Material Supplier
4,561,300	Digital China	5,594,465
	IT Distribution & Systems Integration Services
		136,274,607
	> Indonesia 1.5%
31,764,600	Archipelago Resources (b)(d)(e)(f)	29,093,548
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
48,636,500	Tower Bersama Infrastructure (c)	24,568,405
	Communications Towers
250,000,000	Ace Indonesia	15,128,143
	Home Improvement Retailer
4,800,000	Mayora Indah	13,110,747
	Consumer Branded Food Manufacturer
58,000,000	Surya Citra Media	12,774,860
	Free to Air TV Station in Indonesia
10,917,000	Matahari Department Store (c)	9,902,031
	Largest Department Store Chain in Indonesia
49,000,000	MNC Skyvision (c)	7,573,203
	Largest Satellite Pay TV Operator in Indonesia
69,428,000	Arwana Citramulia	5,100,117
	Ceramic Tiles for Home Decoration
1,721,000	Mitra Adiperkasa	921,457
	Operator of Department Store & Specialty Retail Stores
4,412,508	Southern Arc Minerals (c)	385,540
	Gold & Copper Exploration in Indonesia
		118,558,051
	> India 1.5%
3,423,265	Asian Paints	25,133,577
	India’s Largest Paint Company
1,655,000	United Breweries	22,747,753
	India’s Largest Brewer
920,000	Colgate Palmolive India	18,223,762
	Consumer Products in Oral Care
7,500,000	Adani Ports & Special Economic Zone	16,554,286
	Indian West Coast Shipping Port
85,000	Bosch	12,284,715
	Automotive Parts
13,195,000	Redington India	11,534,909
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
125,000	TTK Prestige	6,649,957
	Branded Cooking Equipment
1,650,000	SKIL Ports and Logistics (c)	2,297,220
	Indian Container Port Project
		115,426,179
	> Thailand 1.2%
100,000,000	Home Product Center	39,115,802
	Home Improvement Retailer
4,500,000	Airports of Thailand	27,163,056
	Airport Operator of Thailand
16,000,000	Robinson’s Department Store	24,350,665
	Department Store Operator in Thailand
10,000,000	Samui Airport Property Fund	5,398,731
	Thai Airport Operator
		96,028,254
	> Philippines 0.8%
7,000,000	Int’l Container Terminal	15,609,043
	Container Handling Terminals & Port Management
42,000,000	SM Prime Holdings	15,432,774
	Shopping Mall Operator
60,000,000	Melco Crown (Philippines) Resorts (c)	15,158,475
	Integrated Resort Operator in Manila
4,859,370	Security Bank	14,646,711
	Commercial Bank in Philippines
4,530,200	Puregold Price Club	4,344,084
	Supermarket Operator in Philippines
		65,191,087

Number of Shares		Value
	> Cambodia 0.6%
60,000,000	Nagacorp	$50,623,278
	Casino/Entertainment Complex in Cambodia

	> Mongolia 0.3%
62,976,200	Mongolian Mining (c)	11,294,760
	Coking Coal Mining in Mongolia
1,049,943	Turquoise Hill Resources (c)	4,637,872
914,678	Turquoise Hill Resources (a)(c)(g)	4,042,877
	Copper Mine Project in Mongolia
		19,975,509
	> Malaysia 0.1%
1,918,200	Aeon	9,062,825
	Shopping Center & Department Store Operator
Asia: Total		3,542,726,598

Europe 32.3%
	> United Kingdom 9.1%
4,561,000	Jardine Lloyd Thompson Group	69,776,980
	International Business Insurance Broker
1,214,089	Spirax Sarco	59,259,520
	Steam Systems for Manufacturing & Process Industries
3,937,000	Telecity	52,900,990
	European Data Center Provider
2,257,802	Babcock International	43,715,688
	Public Sector Outsourcer
3,186,211	WH Smith (a)	42,657,984
	Newsprint, Books & General Stationery Retailer
960,100	Croda	41,266,847
	Oleochemicals & Industrial Chemicals
10,944,000	Smiths News (b)	36,320,368
	Newspaper & Magazine Distributor
3,565,000	Shaftesbury	34,051,154
	London Prime Retail REIT
3,583,000	Domino’s Pizza UK & Ireland	33,875,050
	Pizza Delivery in UK, Ireland & Germany
2,709,000	Smith & Nephew	33,812,998
	Medical Equipment & Supplies
3,850,000	Abcam	31,537,810
	Online Sales of Antibodies
7,760,000	Elementis	30,112,724
	Clay-based Additives
4,577,000	Halford’s	29,164,618
	The UK’s Leading Retailer for Leisure Goods & Auto Parts
646,000	Rightmove	24,775,240
	Internet Real Estate Listings
584,273	AVEVA	24,573,966
	Engineering Software
708,000	Fidessa Group	22,786,096
	Software for Financial Trading Systems
875,000	Aggreko	22,721,275
	Temporary Power & Temperature Control Services
34,752,000	Cable and Wireless	22,295,857
	Leading Telecoms Service Provider in the Caribbean
464,002	Whitbread	22,264,777
	The UK’s Leading Hotelier & Coffee Shop
3,100,000	PureCircle (a)(c)	17,063,216
	Natural Sweeteners
1,864,319	Ocado (c)	11,951,866
	Online Grocery Retailer
160,000	Intertek Group	8,560,748
	Testing, Inspection, Certification Services
382,581	Tullow Oil	6,342,254
	Oil & Gas Producer
1,364,000	Foxtons (c)	5,962,089
	London-centric Residential Real Estate Broker
58,508	Telecom Plus	1,199,138
	UK Multi Utility
		728,949,253
	> France 3.5%
1,100,000	Neopost (a)	80,106,334
	Postage Meter Machines
314,000	Eurofins Scientific	79,139,317
	Food, Pharmaceuticals & Materials Screening & Testing
531,700	Gemalto	57,091,681
	Digital Security Solutions
308,400	Norbert Dentressangle	32,960,307
	Leading European Logistics & Transport Group
1,002,314	Saft	27,648,452
	Niche Battery Manufacturer
1,831,204	Hi-Media (a)(c)	4,459,221
	Online Advertiser in Europe
		281,405,312
	> Netherlands 3.4%
2,971,770	Aalberts Industries	79,180,998
	Flow Control & Heat Treatment
1,514,545	UNIT4 (b)	59,317,186
	Business Software Development
1,178,288	TKH Group	35,292,211
	Dutch Industrial Conglomerate
520,900	Fugro	31,774,914
	Subsea Oilfield Services
1,068,478	Arcadis	30,557,679
	Engineering Consultants
143,395	Core Labs	24,263,868
	Oil & Gas Reservoir Consulting
266,124	Vopak	15,248,900
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
19,500	Frank’s International (c)	583,635
	Global Provider of Casing Running Services Post Drilling of Wells
		276,219,391

Number of Shares		Value
	> Germany 3.0%
1,663,000	Wirecard	$56,885,948
	Online Payment Processing & Risk Management
148,295	Rational	44,236,921
	Commercial Ovens
727,453	NORMA Group	35,045,052
	Clamps for Automotive & Industrial Applications
2,580,000	TAG Immobilien	32,017,019
	Owner of Residential Properties in Germany
595,000	Elringklinger	26,772,505
	Automobile Components
795,000	Aurelius	25,758,611
	European Turnaround Investor
90,000	Bertrandt	11,330,664
	Outsourced Engineering
260,000	Deutsche Beteiligungs	6,735,842
	Private Equity Investment Management
		238,782,562
	> Switzerland 2.6%
302,300	Partners Group	74,108,376
	Private Markets Asset Management
179,000	Geberit	48,335,047
	Plumbing Supplies
16,300	Sika	47,511,251
	Chemicals for Construction & Industrial Applications
54,886	INFICON	17,600,420
	Gas Detection Instruments
380,000	Zehnder	16,933,710
	Radiators & Heat Recovery Ventilation Systems
		204,488,804
	> Sweden 2.0%
2,747,522	Hexagon	82,852,749
	Design, Measurement & Visualization Software & Equipment
3,255,024	Sweco	42,038,214
	Engineering Consultants
868,700	Unibet	34,873,979
	European Online Gaming Operator
		159,764,942
	> Denmark 1.8%
1,702,063	SimCorp	57,269,537
	Software for Investment Managers
1,315,800	Novozymes	50,335,060
	Industrial Enzymes
788,000	Jyske Bank (c)	39,134,861
	Danish Bank
		146,739,458
	> Finland 1.4%
582,500	Vacon	45,863,660
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
1,472,689	Tikkurila	39,248,861
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
761,000	Konecranes	25,624,733
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		110,737,254
	> Spain 1.3%
6,064,000	Dia	52,577,418
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
570,000	Viscofan	32,595,444
	Sausage Casings Maker
700,745	Bolsas y Mercados Españoles	22,235,415
	Spanish Stock Markets
		107,408,277
	> Norway 1.0%
3,281,864	Atea	34,520,085
	Leading Nordic IT Hardware/Software Reseller & Installation Company
1,321,000	Subsea 7	27,460,192
	Offshore Subsea Contractor
2,876,245	Orkla	20,950,323
	Food & Brands, Aluminum, Chemicals Conglomerate
		82,930,600
	> Russia 0.8%
1,167,000	Yandex (c)	42,502,140
	Search Engine for Russian & Turkish Languages
400,000	QIWI - ADR	12,504,000
	Electronic Payments Network Serving Russia & the Commonwealth of Independent States
4,260,219	Moscow Exchange	8,158,469
	Russia’s Main Exchange for Stocks, Bonds, Derivatives, Currencies & Repo
		63,164,609
	> Italy 0.6%
2,984,000	Pirelli	38,855,218
	Global Tire Supplier
4,567,745	Geox (a)	12,482,541
	Apparel & Shoe Maker
		51,337,759
	> Kazakhstan 0.5%
5,143,000	Halyk Savings Bank of Kazakhstan - GDR	40,629,700
	Largest Retail Bank & Insurer in Kazakhstan

	> Iceland 0.4%
28,312,499	Marel (h)	20,698,752
7,670,000	Marel (h)	8,156,185
	Largest Manufacturer of Poultry & Fish Processing Equipment
		28,854,937

Number of Shares		Value
	> Belgium 0.4%
437,465	EVS Broadcast Equipment	$28,224,121
	Digital Live Mobile Production Software & Systems

	> Turkey 0.3%
1,785,000	Bizim Toptan	23,063,043
	Cash & Carry Stores in Turkey

	> Portugal 0.2%
4,123,318	Redes Energéticas Nacionais	12,327,894
	Portuguese Power Transmission & Gas Transportation
Europe: Total		2,585,027,916

Other Countries 14.3%
	> South Africa 4.1%
13,888,359	Coronation Fund Managers	94,892,202
	South African Fund Manager
777,188	Naspers	71,867,974
	Media in Africa, China, Russia & Other Emerging Markets
19,098,300	Rand Merchant Insurance	50,902,169
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
2,230,504	Massmart Holdings	37,348,904
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
8,679,940	Northam Platinum (c)	36,655,408
	Platinum Mining in South Africa
2,644,083	Mr. Price	36,618,584
	South African Retailer of Apparel, Household & Sporting Goods
		328,285,241
	> Canada 3.9%
1,303,772	CCL Industries	86,487,783
	Largest Global Label Converter
1,084,597	ShawCor	45,740,395
	Oil & Gas Pipeline Products
3,188,000	CAE	34,911,548
	Flight Simulator Equipment & Training Centers
653,200	Onex Capital	34,307,189
	Private Equity
1,853,324	DeeThree Exploration (c)	16,445,203
1,130,000	DeeThree Exploration (c)(e)	9,826,354
	Canadian Oil & Gas Producer
600,249	AG Growth (a)	22,639,361
	Leading Manufacturer of Augers & Grain Handling Equipment
709,576	Black Diamond Group (a)	16,960,110
	Provides Accommodations/Equipment for Oil Sands Development
1,901,514	Horizon North Logistics (a)	13,402,254
	Provides Diversified Oil Service Offering in Northern Canada
858,539	Alliance Grain Traders	12,385,699
	Global Leader in Pulse Processing & Distribution
263,857	Baytex (a)	10,889,336
	Oil & Gas Producer in Canada
450,000	Athabasca Oil Sands (c)	3,429,445
	Oil Sands & Unconventional Oil Development
1,607,306	Pan Orient (c)	3,230,060
	Growth-oriented, Return-focused Asian Explorer
		310,654,737
	> Australia 2.9%
10,200,000	IAG	55,914,855
	General Insurance Provider
10,653,000	Challenger Financial	54,711,195
	Largest Annuity Provider
3,493,775	Domino’s Pizza Enterprises	44,457,979
	Domino’s Pizza Operator in Australia/New Zealand & France/Benelux
9,863,787	SAI Global	40,894,284
	Publishing, Certification, Compliance Services
24,418,249	Commonwealth Property Office Fund	26,010,943
	Australia Prime Office REIT
1,166,443	Austbrokers	12,176,678
	Local Australian Small Business Insurance Broker
		234,165,934
	> United States 2.5%
952,080	Atwood Oceanics (c)	52,402,483
	Offshore Drilling Contractor
1,272,297	Textainer Group Holdings (a)	48,181,887
	Top International Container Leaser
1,052,900	Rowan (c)	38,662,488
	Contract Offshore Driller
601,213	FMC Technologies (c)	33,319,225
	Oil & Gas Well Head Manufacturer
439,500	Hornbeck Offshore (c)	25,244,880
	Supply Vessel Operator in U.S. Gulf of Mexico
		197,810,963
	> New Zealand 0.5%
12,000,000	Auckland International Airport	33,033,451
	Auckland Airport
1,622,847	Sky City Entertainment	5,404,807
	Casino/Entertainment Complex
		38,438,258
	> Israel 0.4%
791,000	Caesarstone (c)	36,132,880
	Quartz Countertops
Other Countries: Total		1,145,488,013

Latin America 5.0%
	> Brazil 1.9%
4,000,000	Localiza Rent A Car	59,919,686
	Car Rental
55,632,340	Beadell Resources (b)(c)	48,219,857
	Gold Mining in Brazil

Number of Shares		Value
	> Brazil—continued
6,000,000	Odontoprev	$26,503,632
	Dental Insurance
1,000,000	Linx	16,807,291
	Retail Management Software in Brazil
		151,450,466
	> Mexico 1.7%
18,255,800	Genomma Lab Internacional (c)	41,701,243
	Develops, Markets & Distributes Consumer Products
6,090,000	Gruma (c)	33,963,864
	Tortilla Producer & Distributor
13,782,000	Qualitas	33,535,025
	Leading Auto Insurer in Mexico & Central America
200,000	Grupo Aeroportuario del Sureste - ADR	21,772,000
	Mexican Airport Operator
2,975,535	Bolsa Mexicana de Valores	7,112,914
	Mexico’s Stock Exchange
		138,085,046
	> Chile 0.6%
814,000	Sociedad Quimica y Minera de Chile - ADR	24,867,700
	Producer of Specialty Fertilizers, Lithium & Iodine
23,280,000	Empresas Hites (b)	21,310,597
	Mass Retailer for the Lower Income Strata
		46,178,297
	> Guatemala 0.3%
1,626,600	Tahoe Resources (c)	29,277,379
	Silver Project in Guatemala

	> Colombia 0.3%
14,729,000	Isagen (c)	22,561,457
	Colombian Electricity Provider

	> Uruguay 0.2%
1,306,818	Union Agriculture Group (c)(d)(e)	14,009,089
	Farmland Operator in Uruguay
Latin America: Total		401,561,734

Total Equities: 95.9% (Cost: $5,616,699,084)		7,674,804,261	(i)

Short-Term Investments 4.3%
217,164,551	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	217,164,551
132,103,807	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	132,103,807
Total Short-Term Investments: 4.3% (Cost: $349,268,358)		349,268,358

Securities Lending Collateral 0.9%
71,916,853	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (j)	71,916,853
Total Securities Lending Collateral: (Cost: $71,916,853)		71,916,853

Total Investments: 101.1% (Cost: $6,037,884,295) (k)		8,095,989,472	(l)

Obligation to Return Collateral for Securities Loaned: (0.9)%		(71,916,853)

Cash and Other Assets Less Liabilities: (0.2)%		(19,021,227)

Net Assets: 100.0%		$8,005,051,392

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $68,545,290.

(b)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/13	Value	Dividend
UNIT4	1,574,145	—	59,600	1,514,545	$59,317,186	$881,545
Wacom (1)(2)	21,500	6,687,400	908,900	5,800,000	55,792,813	881,792
Beadell Resources	17,793,303	37,839,037	—	55,632,340	48,219,857	—
Sweco (1)	4,150,024	—	895,000	3,255,024	42,038,214	2,061,879
Nakanishi (1)	295,762	25,400	51,162	270,000	37,690,294	(40)
Smiths News	—	10,944,000		10,944,000	36,320,368	425,393
Archipelago Resources	31,764,600	—	—	31,764,600	29,093,548	1,483,018
Empresas Hites	—	23,280,000	—	23,280,000	21,310,597	474,018
Icom	732,108	102,892	—	835,000	19,786,268	232,865
Southern Arc Minerals (1)	6,217,500	—	1,804,992	4,412,508	385,540	—
Total of Affiliated Transactions	62,548,942	78,878,729	3,719,654	137,708,017	$349,954,685	$6,440,470

(1) At September 30, 2013, the Fund owned less than five percent of the company’s outstanding voting shares.

(2) Includes the effects of a stock split.

The aggregate cost and value of these companies at September 30, 2013, was $172,679,804 and $214,047,824, respectively. Investments in affiliated companies represented 2.67% of the Fund’s total net assets at September 30, 2013.

(c)          Non-income producing security.

(d)         Illiquid security.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2013, the market value of these securities amounted to $52,928,991, which represented 0.66% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	2/30/10-9/26/13	31,764,600	$18,376,857	$29,093,548
Union Agriculture Group	12/8/10-6/27/12	1,306,818	15,000,000	14,009,089
DeeThree Exploration	9/7/10	1,130,000	2,950,812	9,826,354
			$36,327,669	$52,928,991

(f)           Units represent shares of security and related put options received through company restructuring. Additional information on the purchased options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date (1)
Archipelago Resources	31,764,600	GBP	0.58	October 31, 2014

GBP - British Pound

(1)         Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement.

(g)          Security is traded on a U.S. exchange.

(h)         The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate. The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel’s regulatory governing body, the Icelandic Central Bank.

(i)             On September 30, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,584,632,167	19.8
Euro	1,081,595,067	13.5
British Pound	760,340,022	9.5
United States Dollar	587,349,120	7.3
Taiwan Dollar	507,122,977	6.4
Other currencies less than 5% of total net assets	3,153,764,908	39.4
Total Equities	$7,674,804,261	95.9

> Notes to Statement of Investments

(j)            Investment made with cash collateral received from securities lending activity.

(k)         At September 30, 2013, for federal income tax purposes, the cost of investments was $6,037,884,295 and net unrealized appreciation was $2,058,105,177 consisting of gross unrealized appreciation of $2,315,145,667 and gross unrealized depreciation of $257,040,490.

(l)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•          Level 1 – quoted prices in active markets for identical securities

•          Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•          Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$169,138,089	$3,344,494,961	$29,093,548	$3,542,726,598
Europe	79,853,643	2,505,174,273	—	2,585,027,916
Other Countries	534,772,226	610,715,787	—	1,145,488,013
Latin America	339,332,788	48,219,857	14,009,089	401,561,734
Total Equities	1,123,096,746	6,508,604,878	43,102,637	7,674,804,261
Total Short-Term Investments	349,268,358	—	—	349,268,358
Total Securities Lending Collateral	71,916,853	—	—	71,916,853
Total Investments	$1,544,281,957	$6,508,604,878	$43,102,637	$8,095,989,472

> Notes to Statement of Investments

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn USA

Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
Equities: 99.5%
Information 28.3%
	> Business Software 9.0%
745,000	Informatica (a)	$29,032,650
	Enterprise Data Integration Software
299,000	Ansys (a)	25,869,480
	Simulation Software for Engineers & Designers
178,000	Concur Technologies (a)	19,669,000
	Web Enabled Cost & Expense Management Software
290,000	SPS Commerce (a)	19,406,800
	Supply Chain Management Software Delivered Via the Web
170,000	NetSuite (a)	18,349,800
	End-to-end IT Systems Solution Delivered Over the Web
335,000	Micros Systems (a)	16,729,900
	Information Systems for Hotels, Restaurants & Retailers
330,000	RealPage (a)(b)	7,642,800
	Software for Managing Rental Properties Delivered Via the Web
310,000	Exa (a)	4,801,900
	Simulation Software
72,000	DemandWare (a)	3,335,760
	E-Commerce Website Solution for Retailers & Apparel Manufacturers
126,000	E2Open (a)(b)	2,822,400
	Supply Chain Management Software & Supplier/Partner Network
81,192	Webgroup.com (a)	2,625,749
	Website Creation & Management for Small Businesses
82,000	Envestnet (a)	2,542,000
	Technology Platform for Investment Advisors
286,000	InContact (a)	2,365,220
	Call Center Systems Delivered Via the Web & Telco Services
		155,193,459
	> Instrumentation 4.2%
164,000	Mettler-Toledo International (a)	39,374,760
	Laboratory Equipment
427,000	IPG Photonics (b)	24,044,370
	Fiber Lasers
274,000	Trimble Navigation (a)	8,140,540
	GPS-based Instruments
		71,559,670
	> Telephone & Data Services 2.4%
1,325,000	tw telecom (a)	39,571,125
	Fiber Optic Telephone/Data Services
364,000	Boingo Wireless (a)	2,548,000
	Wholesale & Retail Wi-Fi Networks
		42,119,125
	> Gaming Equipment & Services 2.3%
555,000	Bally Technologies (a)	39,993,300
	Slot Machines & Software

	> Computer Services 2.0%
506,000	ExlService Holdings (a)	14,410,880
	Business Process Outsourcing
327,000	WNS - ADR (India) (a)	6,938,940
	Offshore Business Process Outsourcing Services
175,000	Virtusa (a)	5,085,500
	Offshore IT Outsourcing
706,766	Hackett Group	5,039,242
	IT Integration & Best Practice Research
582,000	RCM Technologies	3,509,460
	Technology & Engineering Services
		34,984,022
	> Telecommunications Equipment 2.0%
666,000	Finisar (a)	15,071,580
	Optical Subsystems & Components
740,000	Ixia (a)	11,595,800
	Telecom Network Test Equipment
281,000	CalAmp (a)	4,954,030
	Machine-to-machine Communications
294,278	Infinera (a)	3,328,284
	Optical Networking Equipment
		34,949,694
	> Semiconductors & Related Equipment 1.8%
383,000	Monolithic Power Systems	11,597,240
	High Performance Analog & Mixed Signal Integrated Circuits
1,150,000	Atmel (a)	8,556,000
	Microcontrollers, Radio Frequency & Memory Semiconductors
238,000	Ultratech (a)	7,211,400
	Semiconductor Equipment
45,000	Hittite Microwave (a)	2,940,750
	Radio Frequency, Microwave & Millimeterwave Semiconductors
		30,305,390
	> Computer Hardware & Related Equipment 1.6%
1,242,000	II-VI (a)	23,374,440
	Laser Optics & Specialty Materials
83,000	Rogers (a)	4,936,840
	Printed Circuit Materials & High-performance Foams
		28,311,280
	> Mobile Communications 1.3%
273,000	SBA Communications (a)	21,965,580
	Communications Towers

	> Financial Processors 0.7%
139,000	Global Payments	7,100,120
	Credit Card Processor

Number of Shares		Value
	> Financial Processors—continued
153,000	Liquidity Services (a)(b)	$5,134,680
	E-Auctions for Surplus & Salvage Goods
		12,234,800
	> Contract Manufacturing 0.5%
215,000	Plexus (a)	7,998,000
	Electronic Manufacturing Services

	> Internet Related 0.3%
141,831	RetailMeNot (a)	5,044,929
	Digital Coupon Marketplace

	> Business Information & Marketing Services 0.2%
228,294	RPX (a)	4,001,994
	Patent Aggregation & Defensive Patent Consulting
Information: Total		488,661,243

Industrial Goods & Services 20.3%
	> Machinery 14.8%
675,200	Nordson	49,714,976
	Dispensing Systems for Adhesives & Coatings
871,000	Ametek	40,083,420
	Aerospace/Industrial Instruments
855,000	Donaldson	32,601,150
	Industrial Air Filtration
606,000	HEICO	30,384,840
	FAA Approved Aircraft Replacement Parts
436,000	Moog (a)	25,580,120
	Motion Control Products for Aerospace, Defense & Industrial Markets
760,000	ESCO Technologies	25,254,800
	Automatic Electric Meter Readers
237,000	Toro	12,880,950
	Turf Maintenance Equipment
264,000	Kennametal	12,038,400
	Consumable Cutting Tools
245,000	Generac	10,446,800
	Standby Power Generators
46,000	Middleby (a)	9,609,860
	Manufacturer of Cooking Equipment
97,000	Dorman Products	4,806,350
	Aftermarket Auto Parts Distributor
65,000	Polypore International (a)(b)	2,663,050
	Battery Separators & Filtration Media
		256,064,716
	> Industrial Materials & Specialty Chemicals 2.0%
539,000	Drew Industries	24,546,060
	RV & Manufactured Home Components
290,000	Polyone	8,905,900
	Intermediate Stage Chemicals Producer
		33,451,960
	> Electrical Components 1.5%
190,000	Acuity Brands	17,483,800
	Commercial Lighting Fixtures
386,000	Thermon (a)	8,920,460
	Global Engineered Thermal Solutions
		26,404,260
	> Other Industrial Services 0.9%
188,000	Forward Air	7,585,800
	Freight Transportation Between Airports
151,000	KAR Auction Services	4,259,710
	Auto Auctions
496,643	Acorn Energy (b)	2,930,194
	Fiber Optic Oil Well Monitoring & Evaluation
10,616	TrueBlue (a)	254,890
	Temporary Industrial Labor
		15,030,594
	> Industrial Distribution 0.7%
90,000	WESCO International (a)	6,887,700
	Industrial Distributor
217,000	MRC Global (a)	5,815,600
	Industrial Distributor
		12,703,300
	> Waste Management 0.2%
82,000	Waste Connections	3,723,620
	Solid Waste Management

	> Construction 0.2%
86,000	Fortune Brands Home & Security	3,580,180
	Home Building Supplies & Small Locks
Industrial Goods & Services: Total		350,958,630

Consumer Goods & Services 14.8%
	> Travel 4.4%
1,183,950	Avis Budget Group (a)	34,133,278
	Second Largest Car Rental Company
427,000	Ryman Hospitality Properties (b)	14,735,770
	Convention Hotels
614,000	Hertz (a)	13,606,240
	Largest U.S. Rental Car Operator
173,000	Choice Hotels	7,471,870
	Franchisor of Budget Hotel Brands
135,000	HomeAway (a)	3,780,000
	Vacation Rental Online Marketplace
29,000	Vail Resorts	2,012,020
	Ski Resort Operator & Developer
		75,739,178

Number of Shares		Value
	> Retail 2.9%
805,000	Pier 1 Imports	$15,713,600
	Home Furnishing Retailer
224,000	Shutterfly (a)	12,517,120
	Internet Photo-centric Retailer
138,000	Casey’s General Stores	10,143,000
	Owner/Operator of Convenience Stores
145,000	Abercrombie & Fitch	5,128,650
	Teen Apparel Retailer
135,000	Fifth & Pacific Companies (a)	3,392,550
	Global Lifestyle Brand
46,400	Restoration Hardware Holdings (a)	2,939,440
	Specialty Home Furnishing Retailer
		49,834,360
	> Furniture & Textiles 2.3%
333,814	Caesarstone (Israel) (a)	15,248,624
	Quartz Countertops
688,000	Interface	13,649,920
	Modular Carpet
657,000	Knoll	11,129,580
	Office Furniture
		40,028,124
	> Consumer Goods Distribution 1.5%
358,000	Pool	20,094,540
	Swimming Pool Supplies & Equipment Distributor
54,000	United Natural Foods (a)	3,629,880
	Natural/Organic Food Distributor
127,000	The Chefs’ Warehouse (a)	2,933,700
	Distributor of Specialty Foods
		26,658,120
	> Other Consumer Services 1.2%
293,000	Lifetime Fitness (a)	15,080,710
	Sport & Fitness Club Operator
252,000	Blackhawk Network (a)	6,055,560
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
		21,136,270
	> Other Durable Goods 1.0%
187,000	Cavco Industries (a)	10,649,650
	Manufactured Homes
297,000	Select Comfort (a)	7,231,950
	Specialty Mattresses
		17,881,600
	> Food & Beverage 0.5%
269,723	Boulder Brands (a)	4,326,357
	Healthy Food Products
100,000	B&G Foods	3,455,000
	Acquirer of Small Food Brands
		7,781,357
	> Nondurables 0.5%
175,000	Helen of Troy (a)	7,735,000
	Personal Care, Housewares, Healthcare & Home Environment Products

	> Restaurants 0.2%
92,000	Fiesta Restaurant Group (a)	3,464,720
	Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana

	> Apparel 0.2%
475,000	Quiksilver (a)	3,339,250
	Action Sports Lifestyle Branded Apparel & Footwear

	> Educational Services 0.1%
34,350	ITT Educational Services (a)(b)	1,064,850
	Post-secondary Degree Services
Consumer Goods & Services: Total		254,662,829

Finance 12.9%
	> Banks 7.1%
801,000	MB Financial	22,620,240
	Chicago Bank
993,000	Associated Banc-Corp	15,381,570
	Midwest Bank
164,000	SVB Financial Group (a)	14,164,680
	Bank to Venture Capitalists
392,597	Lakeland Financial	12,818,292
	Indiana Bank
173,000	City National	11,532,180
	Bank & Asset Manager
1,615,986	First Busey	8,419,287
	Illinois Bank
228,000	Hancock Holding	7,154,640
	Gulf Coast Bank
487,000	TCF Financial	6,954,360
	Great Lakes Bank
566,750	Valley National Bancorp (b)	5,639,162
	New Jersey/New York Bank
738,000	First Commonwealth	5,601,420
	Western Pennsylvania Bank
695,000	TrustCo Bank	4,142,200
	New York State Bank
171,826	Sandy Spring Bancorp	3,996,673
	Baltimore & Washington, D.C. Bank
154,849	Guaranty Bancorp	2,119,883
	Colorado Bank
89,700	Hudson Valley	1,684,566
	Metro New York City Bank
		122,229,153
	> Finance Companies 4.0%
211,000	World Acceptance (a)(b)	18,973,120
	Personal Loans
673,208	CAI International (a)	15,665,550
	International Container Leasing
389,000	Textainer Group Holdings (b)	14,731,430
	Top International Container Leaser
315,000	McGrath Rentcorp	11,245,500
	Temporary Space & IT Rentals

Number of Shares		Value
	> Finance Companies—continued
264,072	H & E Equipment Services (a)	$7,013,753
	Heavy Equipment Leasing
91,000	Marlin Business Services	2,271,360
	Small Equipment Leasing
		69,900,713
	> Savings & Loans 0.8%
393,487	ViewPoint Financial	8,133,376
	Texas Thrift
128,000	Berkshire Hills Bancorp	3,214,080
	Northeast Thrift
157,073	Simplicity Bancorp	2,442,485
	Los Angeles Savings & Loan
		13,789,941
	> Insurance 0.5%
35,000	Enstar Group (a)	4,781,000
	Insurance/Reinsurance & Related Services
45,000	Allied World Holdings	4,472,550
	Commercial Lines Insurance/Reinsurance
		9,253,550
	> Brokerage & Money Management 0.5%
139,000	SEI Investments	4,296,490
	Mutual Fund Administration & Investment Management
200,000	Kennedy-Wilson Holdings	3,712,000
	Global Distressed Real Estate
		8,008,490
Finance: Total		223,181,847

Health Care 11.2%
	> Biotechnology & Drug Delivery 6.4%
604,000	Seattle Genetics (a)	26,473,320
	Antibody-based Therapies for Cancer
321,100	Synageva Biopharma (a)	20,328,841
	Biotech Focused on Orphan Diseases
550,000	NPS Pharmaceuticals (a)	17,495,500
	Orphan Drugs & Healthy Royalties
167,338	BioMarin Pharmaceutical (a)	12,085,150
	Biotech Focused on Orphan Diseases
160,377	Alnylam Pharmaceuticals (a)	10,265,731
	Biotech Developing Drugs for Rare Diseases
476,000	ARIAD Pharmaceuticals (a)	8,758,400
	Biotech Focused on Cancer
151,000	Sarepta Therapeutics (a)(b)	7,131,730
	Biotech Focused on Rare Diseases
364,000	InterMune (a)	5,594,680
	Drugs for Pulmonary Fibrosis & Hepatitis C
250,000	Coronado Biosciences (a)(b)	1,755,000
	Development-stage Biotech
27,318	Ophthotech (a)	811,618
	Biotech Focused on Ophthalmic Drugs
18,181	CymaBay Therapeutics (a)(c)(d)	3,091
	Diabetes Drug Development
		110,703,061
	> Medical Supplies 1.8%
612,600	Cepheid (a)	23,915,904
	Molecular Diagnostics
87,000	Techne	6,965,220
	Cytokines, Antibodies & Other Reagents for Life Science
		30,881,124
	> Health Care Services 1.4%
960,000	Allscripts Healthcare Solutions (a)	14,275,200
	Health Care IT
183,000	HealthSouth	6,309,840
	Inpatient Rehabilitation Facilities
112,000	Envision Healthcare Holdings (a)	2,915,360
	Provider of Health Care Outsourcing Services
		23,500,400
	> Pharmaceuticals 0.9%
742,000	Akorn (a)	14,602,560
	Develops, Manufactures & Sells Specialty Generic Drugs
331,180	Alimera Sciences (a)(b)	1,245,237
	Ophthalmology-focused Pharmaceutical Company
		15,847,797
	> Medical Equipment & Devices 0.7%
183,000	Sirona Dental Systems (a)	12,248,190
	Manufacturer of Dental Equipment
Health Care: Total		193,180,572

Other Industries 6.2%
	> Real Estate 5.3%
832,000	Extra Space Storage	38,064,000
	Self Storage Facilities
986,800	EdR	8,979,880
	Student Housing
223,000	Coresite Realty	7,568,620
	Data Centers
1,255,000	Kite Realty Group	7,442,150
	Community Shopping Centers
491,000	Associated Estates Realty (b)	7,320,810
	Multifamily Properties
356,000	St. Joe (a)(b)	6,984,720
	Florida Panhandle Landowner
871,000	DCT Industrial Trust	6,262,490
	Industrial Properties
91,000	Post Properties	4,096,820
	Multifamily Properties
196,200	Biomed Realty Trust	3,647,358
	Life Science-focused Office Buildings

Number of Shares		Value
	> Real Estate—continued
90,000	American Residential Properties (a)	$1,584,900
	Single-family Rental Properties
		91,951,748
	> Transportation 0.9%
468,091	Rush Enterprises, Class A (a)	12,409,092
105,000	Rush Enterprises, Class B (a)	2,390,850
	Truck Sales & Service
		14,799,942
Other Industries: Total		106,751,690

Energy & Minerals 5.8%
	> Oil Services 2.6%
464,000	Atwood Oceanics (a)	25,538,560
	Offshore Drilling Contractor
182,000	Hornbeck Offshore (a)	10,454,080
	Supply Vessel Operator in U.S. Gulf of Mexico
153,000	Gulfmark Offshore	7,786,170
	Operator of Offshore Supply Vessels
		43,778,810
	> Oil & Gas Producers 2.5%
166,000	PDC Energy (a)	9,883,640
	Oil & Gas Producer in U.S.
180,000	Rosetta Resources (a)	9,802,800
	Oil & Gas Producer Exploring in Texas
116,000	SM Energy	8,954,040
	Oil & Gas Producer
159,000	Laredo Petroleum (a)	4,719,120
	Permian Basin Oil Producer
158,000	Approach Resources (a)	4,152,240
	Oil & Gas Producer in West Texas Permian
130,832	Bill Barrett Corporation (a)(b)	3,285,191
	Oil & Gas Producer in U.S. Rockies
41,576	Carrizo Oil & Gas (a)	1,551,201
	Oil & Gas Producer
464,000	Quicksilver Resources (a)(b)	914,080
	Natural Gas & Coal Seam Gas Producer
19,548	Matador Resources (a)	319,219
	Oil & Gas Producer in Texas & Louisiana
		43,581,531
	> Mining 0.7%
70,000	Core Labs (Netherlands)	11,844,700
	Oil & Gas Reservoir Consulting
546,000	Alexco Resource (a)(b)	780,780
	Mining, Exploration & Environmental Services
		12,625,480
Energy & Minerals: Total		99,985,821

Total Equities: 99.5% (Cost: $938,460,570)		1,717,382,632	(e)(f)

Short-Term Investments 0.7%
12,638,003	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	12,638,003
Total Short-Term Investments: 0.7% (Cost: $12,638,003)		12,638,003

Securities Lending Collateral 3.1%
54,163,158	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	54,163,158
Total Securities Lending Collateral: (Cost: $54,163,158)		54,163,158

Total Investments: 103.3% (Cost: $1,005,261,731)(h)		1,784,183,793	(i)

Obligation to Return Collateral for Securities Loaned: (3.1)%		(54,163,158)

Cash and Other Assets Less Liabilities: (0.2)%		(3,204,264)

Net Assets: 100.0%		$1,726,816,371

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $52,758,000.

(c)          Illiquid security.

> Notes to Statement of Investments

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2013, the market value of this security amounted to $3,091, which represented less than 0.01% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
CymaBay Therapeutics	2/11/00	18,181	$1,999,910	$3,091

(e)          An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/13	Value	Dividend
RCM Technologies (1)	640,000	—	58,000	582,000	$3,509,460	$—

(1)         At September 30, 2013, the Fund owned less than five percent of the company’s outstanding voting shares.

(f)           On September 30, 2013, the market value of foreign securities represented 1.97% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Israel	$15,248,624	0.88
Netherlands	11,844,700	0.69
India	6,938,940	0.40
Total Foreign Portfolio	$34,032,264	1.97

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At September 30, 2013, for federal income tax purposes, the cost of investments was $1,005,261,731 and net unrealized appreciation was $778,922,062 consisting of gross unrealized appreciation of $801,292,045 and gross unrealized depreciation of $22,369,983.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the

> Notes to Statement of Investments

frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$488,661,243	$—	$—	$488,661,243
Industrial Goods & Services	350,958,630	—	—	350,958,630
Consumer Goods & Services	254,662,829	—	—	254,662,829
Finance	223,181,847	—	—	223,181,847
Health Care	193,177,481	—	3,091	193,180,572
Other Industries	106,751,690	—	—	106,751,690
Energy & Minerals	99,985,821	—	—	99,985,821
Total Equities	1,717,379,541	—	3,091	1,717,382,632
Total Short-Term Investments	12,638,003	—	—	12,638,003
Total Securities Lending Collateral	54,163,158	—	—	54,163,158
Total Investments	$1,784,180,702	$—	$3,091	$1,784,183,793

There were no transfers of financial assets between levels 1 and 2 during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn International Select

Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
Equities: 96.3%
Asia 48.4%
	> Japan 21.1%
759,000	NGK Spark Plug	$16,845,240
	Automobile Parts
375,000	Start Today	10,592,491
	Online Japanese Apparel Retailer
122,000	Rinnai	9,066,303
	Gas Appliances for Household & Commercial Use
2,535,000	Seven Bank	8,491,957
	ATM Processing Services
164,000	Dentsu	6,256,161
	Advertising Agency
600	Nippon Prologis REIT (a)	6,012,414
	Logistics REIT in Japan
154,800	Toyo Suisan Kaisha	4,545,065
	Instant Noodle Manufacturer
414,000	Wacom	3,982,453
	Computer Graphic Illustration Devices
3,125	Orix JREIT	3,970,247
	Diversified REIT
91,000	FamilyMart	3,941,531
	Convenience Store Operator
206,000	Park24	3,665,715
	Parking Lot Operator
		77,369,577
	> Taiwan 9.4%
9,640,000	Far EasTone Telecom	24,017,846
	Taiwan’s Third Largest Mobile Operator
2,950,000	Taiwan Mobile	10,463,401
	Taiwan’s Second Largest Mobile Operator
		34,481,247
	> Singapore 9.0%
9,514,000	Ascendas REIT	17,310,634
	Industrial Property Landlord
10,847,000	Mapletree Logistics Trust	9,259,917
	Industrial Property Landlord
5,869,000	Mapletree Industrial Trust	6,313,127
	Industrial Property Landlord
		32,883,678
	> Korea 4.1%
142,919	Kepco Plant Service & Engineering	7,229,391
	Power Plant & Grid Maintenance
38,000	CJ Corp	4,103,277
	Holding Company of Korean Consumer Conglomerate
66,800	Coway	3,704,167
	Household Appliance Rental Service Provider
		15,036,835
	> Indonesia 3.0%
11,903,000	Archipelago Resources (a)(b)(c)(d)	10,902,089
	Gold Mining Projects in Indonesia, Vietnam & the Philippines

	> Hong Kong 1.8%
2,391,000	Melco International	6,425,947
	Macau Casino Operator
Asia: Total		177,099,373

Europe 22.6%
	> United Kingdom 9.4%
900,000	Jardine Lloyd Thompson Group	13,768,753
	International Business Insurance Broker
416,504	Babcock International	8,064,374
	Public Sector Outsourcer
439,000	Smith & Nephew	5,479,478
	Medical Equipment & Supplies
270,000	Telecity	3,627,957
	European Data Center Provider
70,000	Whitbread	3,358,896
	The UK’s Leading Hotelier & Coffee Shop
		34,299,458
	> Denmark 3.3%
131,474	SimCorp	4,423,723
	Software for Investment Managers
109,000	Novozymes	4,169,723
	Industrial Enzymes
73,000	Jyske Bank (e)	3,625,437
	Danish Bank
		12,218,883
	> France 3.1%
153,000	Neopost (a)	11,142,063
	Postage Meter Machines

	> Switzerland 2.0%
30,500	Partners Group	7,477,028
	Private Markets Asset Management

	> Norway 1.8%
171,000	Subsea 7	3,554,650
	Offshore Subsea Contractor
433,032	Orkla	3,154,168
	Food & Brands, Aluminum, Chemicals Conglomerate
		6,708,818
	> Spain 1.0%
66,000	Viscofan	3,774,209
	Sausage Casings Maker

	> Germany 1.0%
107,400	Wirecard	3,673,813
	Online Payment Processing & Risk Management

	> Sweden 1.0%
115,000	Hexagon	3,467,876
	Design, Measurement & Visualization Software & Equipment
Europe: Total		82,762,148

Number of Shares		Value
Other Countries 18.1%
	> Australia 7.1%
1,976,000	IAG	$10,832,133
	General Insurance Provider
1,674,000	Challenger Financial	8,597,253
	Largest Annuity Provider
1,700,000	Regis Resources (e)	6,433,704
	Gold Mining in Australia
		25,863,090
	> Canada 5.6%
202,000	CCL Industries	13,399,990
	Largest Global Label Converter
271,000	Goldcorp	7,048,710
	Gold Mining
		20,448,700
	> South Africa 2.8%
846,448	Coronation Fund Managers	5,783,356
	South African Fund Manager
50,000	Naspers	4,623,590
	Media in Africa, China, Russia & Other Emerging Markets
		10,406,946
	> United States 2.6%
66,000	SM Energy	5,094,540
	Oil & Gas Producer
82,000	Atwood Oceanics (e)	4,513,280
	Offshore Drilling Contractor
		9,607,820
Other Countries: Total		66,326,556

Latin America 7.2%
	> Guatemala 2.9%
588,000	Tahoe Resources (e)	10,583,486
	Silver Project in Guatemala

	> Brazil 2.7%
11,561,000	Beadell Resources (e)	10,020,606
	Gold Mining in Brazil

	> Mexico 1.0%
243,000	Fresnillo	3,827,713
	Silver & Metal Byproduct Mining in Mexico

	> Uruguay 0.6%
191,666	Union Agriculture Group (b)(c)(e)	2,054,660
	Farmland Operator in Uruguay
Latin America: Total		26,486,465

Total Equities: 96.3% (Cost: $280,991,953)		352,674,542	(f)

Short-Term Investments 6.0%
11,075,902	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	11,075,902
10,858,531	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	10,858,531
Total Short-Term Investments: 6.0% (Cost: $21,934,433)		21,934,433

Securities Lending Collateral 1.6%
6,025,639	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	6,025,639
Total Securities Lending Collateral: (Cost: $6,025,639)		6,025,639

Total Investments: 103.9% (Cost: $308,952,025)(h)		380,634,614	(i)

Obligation to Return Collateral for Securities Loaned: (1.6)%		(6,025,639)

Cash and Other Assets Less Liabilities: (2.3)%		(8,345,276)

Net Assets: 100.0%		$366,263,699

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $5,729,059.

(b)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2013, the market value of these securities amounted to $12,956,749, which represented 3.54% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	12/20/10-9/26/13	11,903,000	$12,066,977	$10,902,089
Union Agriculture Group	12/8/10-6/27/12	191,666	2,200,000	2,054,660
			$14,266,977	$12,956,749

> Notes to Statement of Investments

(c)          Illiquid security.

(d)         Units represent shares of security and related put options received through company restructuring. Additional information on the purchased options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date (1)
Archipelago Resources	11,903,000	GBP	0.58	October 31, 2014

GBP - British Pound

(1)         Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement.

(e)          Non-income producing security.

(f)           On September 30, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$77,369,577	21.1
British Pound	49,029,260	13.4
Australian Dollar	35,883,696	9.8
Taiwan Dollar	34,481,247	9.4
Singapore Dollar	32,883,678	9.0
Canadian Dollar	23,983,477	6.5
United States Dollar	18,711,189	5.1
Euro	18,590,085	5.1
Other currencies less than 5% of total net assets	61,742,333	16.9
Total Equities	$352,674,542	96.3

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At September 30, 2013, for federal income tax purposes, the cost of investments was $308,952,025 and net unrealized appreciation was $71,682,589 consisting of gross unrealized appreciation of $77,883,776 and gross unrealized depreciation of $6,201,187.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

At September 30, 2013, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	90,012,600	$9,000,000	10/15/13	$53,102

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD - United States Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

> Notes to Statement of Investments

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$—	$166,197,284	$10,902,089	$177,099,373
Europe	—	82,762,148	—	82,762,148
Other Countries	30,056,520	36,270,036	—	66,326,556
Latin America	10,583,486	13,848,319	2,054,660	26,486,465
Total Equities	40,640,006	299,077,787	12,956,749	352,674,542
Total Short-Term Investments	21,934,433	—	—	21,934,433
Total Securities Lending Collateral	6,025,639	—	—	6,025,639
Total Investments	$68,600,078	$299,077,787	$12,956,749	$380,634,614
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	53,102	—	53,102
Total	$68,600,078	$299,130,889	$12,956,749	$380,687,716

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the period ending September 30, 2013, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013
Equities
Asia	$—	$—	$(693,511)	$741,091	$—	$10,854,509	$—	$10,902,089
Latin America	1,962,660	—	92,000	—	—	—	—	2,054,660
	$1,962,660	$—	$(601,511)	$741,091	$—	$10,854,509	$—	$12,956,749

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $601,511.

> Notes to Statement of Investments

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$10,902,089	Discounted cash flow	Enterprise valuation and illiquid discount	5% - 22.7%

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn Select

Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
Equities: 98.1%
Industrial Goods & Services 24.7%
	> Machinery 18.5%
1,130,000	Ametek	$52,002,600
	Aerospace/Industrial Instruments
920,000	Donaldson	35,079,600
	Industrial Air Filtration
375,000	Pall	28,890,000
	Life Science, Water & Industrial Filtration
587,000	Kennametal	26,767,200
	Consumable Cutting Tools
288,000	Nordson	21,205,440
	Dispensing Systems for Adhesives & Coatings
		163,944,840
	> Outsourcing Services 2.5%
790,000	Quanta Services (a)	21,732,900
	Electrical & Telecom Construction Services

	> Industrial Materials & Specialty Chemicals 2.1%
265,000	FMC Corporation	19,005,800
	Niche Specialty Chemicals

	> Industrial Distribution 1.1%
94,064	Airgas	9,975,487
	Industrial Gas Distributor

	> Other Industrial Services 0.5%
107,000	Forward Air	4,317,450
	Freight Transportation Between Airports
Industrial Goods & Services: Total		218,976,477

Information 23.9%
	> Mobile Communications 5.4%
350,000	SBA Communications (a)	28,161,000
	Communications Towers
265,000	Crown Castle International (a)	19,352,950
	Communications Towers
		47,513,950
	> Computer Services 4.9%
2,055,960	WNS - ADR (India) (a)	43,627,471
	Offshore Business Process Outsourcing Services

	> Instrumentation 4.5%
107,000	Mettler-Toledo International (a)	25,689,630
	Laboratory Equipment
490,000	Trimble Navigation (a)	14,557,900
	GPS-based Instruments
		40,247,530
	> Computer Hardware & Related Equipment 3.9%
445,000	Amphenol	34,434,100
	Electronic Connectors

	> Telecommunications Equipment 1.9%
195,000	F5 Networks (a)	16,723,200
	Internet Traffic Management Equipment

	> Contract Manufacturing 1.5%
740,000	Sanmina-SCI (a)	12,942,600
	Electronic Manufacturing Services

	> Business Software 1.3%
138,000	Ansys (a)	11,939,760
	Simulation Software for Engineers & Designers

	> Semiconductors & Related Equipment 0.5%
575,000	Atmel (a)	4,278,000
	Microcontrollers, Radio Frequency & Memory Semiconductors
Information: Total		211,706,611

Finance 16.4%
	> Banks 5.2%
445,000	City National	29,663,700
	Bank & Asset Manager
1,043,000	Associated Banc-Corp	16,156,070
	Midwest Bank
		45,819,770
	> Insurance 4.8%
2,970,000	CNO Financial Group	42,768,000
	Life, Long-term Care & Medical Supplement Insurance

	> Credit Cards 3.9%
678,000	Discover Financial Services	34,266,120
	Credit Card Company

	> Brokerage & Money Management 2.5%
725,000	SEI Investments	22,409,750
	Mutual Fund Administration & Investment Management
Finance: Total		145,263,640

Consumer Goods & Services 16.1%
	> Travel 7.1%
1,643,000	Hertz (a)	36,408,880
	Largest U.S. Rental Car Operator
238,000	Vail Resorts	16,512,440
	Ski Resort Operator & Developer
220,000	Choice Hotels	9,501,800
	Franchisor of Budget Hotel Brands
		62,423,120

Number of Shares		Value
	> Retail 4.0%
129,000	ULTA (a)	$15,410,340
	Specialty Beauty Product Retailer
164,000	Casey’s General Stores	12,054,000
	Owner/Operator of Convenience Stores
215,000	Best Buy	8,062,500
	Consumer Electronic Specialty Retailer
		35,526,840
	> Other Consumer Services 3.0%
275,000	Lifetime Fitness (a)	14,154,250
	Sport & Fitness Club Operator
435,000	Blackhawk Network (a)	10,453,050
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
1,109,335	IFM Investments (Century 21 China RE) - ADR (China) (a)(b)	1,996,803
	Real Estate Services in China
		26,604,103
	> Apparel 1.2%
89,000	PVH	10,563,410
	Apparel Wholesaler & Retailer

	> Educational Services 0.7%
198,000	ITT Educational Services (a)(c)	6,138,000
	Post-secondary Degree Services

	> Food & Beverage 0.1%
1,500,000	GLG Life Tech (Canada) (a)	1,223,242
	Produce an All-natural Sweetener Extracted from the Stevia Plant
Consumer Goods & Services: Total		142,478,715

Energy & Minerals 8.6%
	> Oil & Gas Producers 4.6%
3,600,000	Canacol (Colombia) (a)	15,412,844
	Oil Producer in South America
410,000	Pacific Rubiales Energy (Colombia)	8,096,112
	Oil Production & Exploration in Colombia
20,600,000	Shamaran Petroleum (Iraq) (a)	7,699,626
	Oil Exploration & Production in Kurdistan
24,000,000	Canadian Overseas Petroleum (United Kingdom) (a)(b)(d)	6,972,477
12,000,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e)	11,965
	Oil & Gas Exploration/Production in the North Sea
12,000,000	Petromanas (Canada) (a)	1,572,739
	Exploring for Oil in Albania
33,700,000	Petrodorado Energy (Colombia) (a)(b)	1,308,674
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
		41,074,437
	> Agricultural Commodities 2.1%
1,742,424	Union Agriculture Group (Uruguay) (a)(d)(e)	18,678,786
	Farmland Operator in Uruguay

	> Oil Services 1.1%
260,000	Rowan (a)	9,547,200
	Contract Offshore Driller

	> Mining 0.6%
1,550,000	Kirkland Lake Gold (Canada) (a)	5,221,591
	Gold Mining

	> Alternative Energy 0.2%
2,000,000	Synthesis Energy Systems (China) (a)	1,484,000
	Owner/Operator of Gasification Plants
Energy & Minerals: Total		76,006,014

Health Care 5.7%
	> Medical Supplies 3.9%
464,000	Cepheid (a)	18,114,560
	Molecular Diagnostics
163,000	Henry Schein (a)	16,903,100
	Largest Distributor of Healthcare Products
		35,017,660
	> Biotechnology & Drug Delivery 1.8%
363,000	Seattle Genetics (a)	15,910,290
	Antibody-based Therapies for Cancer
Health Care: Total		50,927,950

Other Industries 2.7%
	> Real Estate 2.7%
430,000	Post Properties	19,358,600
	Multifamily Properties
235,000	Biomed Realty Trust	4,368,650
	Life Science-focused Office Buildings
		23,727,250
Other Industries: Total		23,727,250

Total Equities: 98.1% (Cost: $559,809,911)		869,086,657	(f)

Short-Term Investments 1.8%
16,171,524	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	16,171,524
Total Short-Term Investments: 1.8% (Cost: $16,171,524)		16,171,524

Number of Shares		Value
Securities Lending Collateral 0.5%
4,714,875	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	$4,714,875
Total Securities Lending Collateral: (Cost: $4,714,875)		4,714,875

Total Investments: 100.4% (Cost: $580,696,310)(h)		889,973,056	(i)

Obligation to Return Collateral for Securities Loaned: (0.5)%		(4,714,875)

Cash and Other Assets Less Liabilities: 0.1%		972,659

Net Assets: 100.0%		$886,230,840

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)   Non-income producing security.

(b)   An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/13	Value	Dividend
WNS - ADR (1)	3,034,100	—	978,140	2,055,960	$43,627,471	$—
Canadian Overseas Petroleum	24,000,000	—	—	24,000,000	6,972,477	—
IFM Investments (Century 21 China RE) - ADR	1,300,000	—	190,665	1,109,335	1,966,803	—
Petrodorado Energy	33,700,000	—	—	33,700,000	1,308,674	—
Globalstar (1)	19,000,000	—	19,000,000	—	—	—
Total of Affiliated Transactions	81,034,100	—	20,168,805	60,865,295	$53,875,425	$—

(1)   At September 30, 2013, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2013, was $34,380,342 and $10,247,954, respectively. Investments in affiliated companies represented 1.16% of the Fund’s total net assets at September 30, 2013.

(c)   All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $4,603,500.

(d)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2013, the market value of these securities amounted to $25,663,228, which represented 2.90% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000,000	$18,678,786
Canadian Overseas Petroleum	11/24/10	24,000,000	10,260,435	6,972,477
Canadian Overseas Petroleum - Warrants	11/24/10	12,000,000	1,501,964	11,965
			$31,762,399	$25,663,228

(e)   Illiquid security.

(f)    On September 30, 2013, the market value of foreign securities represented 12.79% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
India	$43,627,471	4.92
Colombia	24,817,630	2.80
Uruguay	18,678,786	2.11
Canada	8,017,572	0.91
Iraq	7,699,626	0.87
United Kingdom	6,984,442	0.79
China	3,480,803	0.39
Total Foreign Portfolio	$113,306,330	12.79

(g)   Investment made with cash collateral received from securities lending activity.

> Notes to Statement of Investments

(h)   At September 30, 2013, for federal income tax purposes, the cost of investments was $580,696,310 and net unrealized appreciation was $309,276,746 consisting of gross unrealized appreciation of $364,856,347 and gross unrealized depreciation of $55,579,601.

(i)    Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$218,976,477	$—	$—	$218,976,477
Information	211,706,611	—	—	211,706,611
Finance	145,263,640	—	—	145,263,640
Consumer Goods & Services	142,478,715	—	—	142,478,715
Energy & Minerals	50,342,786	6,984,442	18,678,786	76,006,014
Health Care	50,927,950	—	—	50,927,950
Other Industries	23,727,250	—	—	23,727,250
Total Equities	843,423,429	6,984,442	18,678,786	869,086,657
Total Short-Term Investments	16,171,524	—	—	16,171,524
Total Securities Lending Collateral	4,714,875	—	—	4,714,875
Total Investments	$864,309,828	$6,984,442	$18,678,786	$889,973,056

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

> Notes to Statement of Investments

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$391,500	$—	$—	$391,500

Financial assets were transferred from Level 2 to Level 1 as trading resumed during the period.

The following table reconciles asset balances for the period ending September 30, 2013, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013
Equities
Energy & Minerals	$17,842,422	$—	$836,364	$—	$—	$—	$—	$18,678,786
	$17,842,422	$—	$836,364	$—	$—	$—	$—	$18,678,786

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $836,364.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$18,678,786	Market comparable companies	Discount for lack of marketability	0% to 5% (-8%)

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Thermostat Fund

Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
	> Affiliated Bond Funds 74.0%
39,372,265	Columbia Short Term Bond Fund, Class I (a)	$392,147,758
32,524,483	Columbia Intermediate Bond Fund, Class I (a)	294,997,064
29,805,667	Columbia Income Opportunities Fund, Class I (a)	294,181,932
Total Affiliated Bond Funds: (Cost: $989,392,907)		981,326,754

	> Affiliated Stock Funds 25.4%
1,478,284	Columbia Acorn International, Class I (a)	68,917,625
3,871,358	Columbia Dividend Income Fund, Class I (a)	66,238,933
1,394,130	Columbia Acorn Fund, Class I (a)	51,192,466
2,506,612	Columbia Contrarian Core Fund, Class I (a)	49,781,306
1,870,110	Columbia Select Large Cap Growth Fund, Class I (a)(b)	34,223,015
1,136,915	Columbia Acorn Select, Class I (a)	33,800,475
1,962,502	Columbia Large Cap Enhanced Core Fund, Class I (a)	33,284,043
Total Affiliated Stock Funds: (Cost: $281,885,821)		337,437,863

	> Short-Term Investments 0.4%
6,382,740	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	6,382,740
Total Short-Term Investments: (Cost: $6,382,740)		6,382,740

Total Investments: 99.8% (Cost: $1,277,661,468)(c)		1,325,147,357	(d)

Cash and Other Assets Less Liabilities: 0.2%		2,078,855

Net Assets: 100.0%		$1,327,226,212

> Notes to Statement of Investments

(a)   An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/13	Value	Dividend
Columbia Short Term Bond Fund, Class I	18,877,615	33,384,185	12,889,535	39,372,265	$392,147,758	$2,408,442
Columbia Intermediate Bond Fund, Class I	14,950,850	27,802,311	10,228,678	32,524,483	294,997,064	5,098,030
Columbia Income Opportunities Fund, Class I	14,098,807	24,991,896	9,285,036	29,805,667	294,181,932	9,845,884
Columbia Acorn International, Class I	1,899,103	1,896,973	2,317,792	1,478,284	68,917,625	523,989
Columbia Dividend Income Fund, Class I	5,273,173	4,788,613	6,190,428	3,871,358	66,238,933	1,150,582
Columbia Acorn Fund, Class I	1,924,624	1,879,574	2,410,068	1,394,130	51,192,466	44,505
Columbia Contrarian Core Fund, Class I	3,628,435	3,235,475	4,357,298	2,506,612	49,781,306	—
Columbia Select Large Cap Growth Fund, Class I	2,813,972	2,574,905	3,518,767	1,870,110	34,223,015	—
Columbia Acorn Select, Class I	1,523,738	1,538,803	1,925,626	1,136,915	33,800,475	134,566
Columbia Large Cap Enhanced Core Fund, Class I	2,773,358	2,516,623	3,327,479	1,962,502	33,284,043	117,711
Total of Affiliated Transactions	67,763,675	104,609,358	56,450,707	115,922,326	$1,318,764,617	$19,323,709

The aggregate cost and value of these companies at September 30, 2013, was $1,271,278,728 and $1,318,764,617, respectively. Investments in affiliated companies represented 99.36% of the Fund’s total net assets at September 30, 2013.

(b)   Non-income producing security.

(c)   At September 30, 2013, for federal income tax purposes, the cost of investments was $1,277,661,468 and net unrealized appreciation was $47,485,889 consisting of gross unrealized appreciation of $55,552,042 and gross unrealized depreciation of $8,066,153.

> Notes to Statement of Investments

(d)   Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose NAVs are published each day.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$981,326,754	$—	$—	$981,326,754
Total Affiliated Stock Funds	337,437,863	—	—	337,437,863
Total Short-Term Investments	6,382,740	—	—	6,382,740
Total Investments	$1,325,147,357	$—	$—	$1,325,147,357

There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
	Equities: 96.8%
Asia 56.6%
	> Taiwan 14.8%
2,311,000	Far EasTone Telecom	$5,757,805
	Taiwan’s Third Largest Mobile Operator
146,000	St. Shine Optical	4,023,287
	World’s Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
1,852,000	Taiwan Hon Chuan	4,020,972
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer
2,186,631	Lite-On Technology	3,727,198
	Mobile Device, LED & PC Server Component Supplier
1,709,200	Chipbond	3,529,302
	Semiconductor Back-end Packaging Services
624,169	Advantech	3,494,200
	Industrial PC & Components
2,126,000	CTCI Corp	3,436,222
	International Engineering Firm
1,306,990	Chroma Ate	2,940,141
	Automatic Test Systems, Testing & Measurement Instruments
158,000	Ginko International	2,923,310
	Largest Contact Lens Maker in China
496,000	PC Home	2,853,818
	Taiwanese Internet Retail Company
823,144	Flexium Interconnect	2,837,677
	Flexible Printed Circuit for Mobile Electronics
790,000	Radiant Opto-Electronics	2,817,622
	LCD Back Light Units & Modules
93,500	Lung Yen	284,235
	Funeral Services & Columbaria
56,266	CHC Healthcare	180,828
	Medical Device Distributor
		42,826,617
	> Indonesia 8.2%
28,369,500	MNC Skyvision (a)	4,384,652
	Largest Satellite Pay TV Operator in Indonesia
15,853,079	Surya Citra Media	3,491,739
	Free to Air TV Station in Indonesia
6,758,109	Tower Bersama Infrastructure (a)	3,413,814
	Communications Towers
38,965,000	Arwana Citramulia	2,862,333
	Ceramic Tiles for Home Decoration
1,017,000	Mayora Indah	2,777,840
	Consumer Branded Food Manufacturer
3,022,500	Matahari Department Store (a)	2,741,494
	Largest Department Store Chain in Indonesia
44,302,690	Ace Indonesia	2,680,871
	Home Improvement Retailer
1,591,929	Archipelago Resources (b)(c)(d)(e)	1,458,065
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
		23,810,808
	> Hong Kong 8.2%
3,398,000	Melco International	9,132,315
	Macau Casino Operator
5,023,799	Sa Sa International	5,672,456
	Cosmetics Retailer
350,100	ASM Pacific	3,556,515
	Semi Back-end & Surface Mounting Equipment
2,258,000	Vitasoy International	2,851,322
	Hong Kong Soy Food Brand
979,750	L’Occitane International	2,561,452
	Skin Care & Cosmetics Producer
		23,774,060
	> India 6.2%
1,617,116	Adani Ports & Special Economic Zone	3,569,360
	Indian West Coast Shipping Port
219,155	United Breweries	3,012,256
	India’s Largest Brewer
20,671	Bosch	2,987,498
	Automotive Parts
147,861	Colgate Palmolive India	2,928,895
	Consumer Products in Oral Care
51,731	TTK Prestige	2,752,072
	Branded Cooking Equipment
3,122,282	Redington India	2,729,461
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
		17,979,542
	> Philippines 5.5%
23,367,600	Melco Crown Resorts (Philippines) (a)	5,903,619
	Integrated Resort Operator in Manila
3,047,900	Puregold Price Club	2,922,682
	Supermarket Operator in Philippines
1,228,597	Int’l Container Terminal	2,739,603
	Container Handling Terminals & Port Management
849,560	Security Bank	2,560,674
	Commercial Bank in Philippines
17,031,000	RFM Corporation	1,898,115
	Flour, Bread, Pasta & Ice Cream Manufacturer/Distributor in Philippines
		16,024,693
	> Thailand 4.5%
14,457,900	Home Product Center	5,655,324
	Home Improvement Retailer
2,674,700	Robinson’s Department Store	4,070,670
	Department Store Operator in Thailand
6,008,500	Samui Airport Property Fund	3,243,827
	Thai Airport Operator
		12,969,821
	> China 3.2%
475,000	Biostime (b)	3,591,108
	Pediatric Nutrition & Baby Care Products Provider
105,365	WuXi PharmaTech - ADR (a)	2,887,001
	Largest Contract Research Organization Business in China

Number of Shares		Value
	> China—continued
6,386,000	AMVIG Holdings	$2,752,679
	Chinese Tobacco Packaging Material Supplier
67,151	Digital China	82,361
	IT Distribution & Systems Integration Services
		9,313,149
	> Cambodia 1.9%
6,436,000	Nagacorp	5,430,190
	Casino/Entertainment Complex in Cambodia

	> Japan 1.2%
261,760	Kansai Paint	3,478,584
	Paint Producer in Japan, India, China & Southeast Asia

	> Korea 1.0%
133,884	Paradise Co	3,051,427
	Korean ‘Foreigner Only’ Casino Operator

	> Singapore 1.0%
830,000	Super Group	2,807,108
	Instant Food & Beverages in Southeast Asia

	> Mongolia 0.5%
7,747,100	Mongolian Mining (a)	1,389,440
	Coking Coal Mining in Mongolia

	> Malaysia 0.4%
232,900	Aeon	1,100,371
	Shopping Center & Department Store Operator
Asia: Total		163,955,810

Europe 15.1%
	> Russia 3.7%
2,185,581	Moscow Exchange	4,185,464
	Russia’s Main Exchange for Stocks, Bonds, Derivatives, Currencies & Repo
102,420	Yandex (a)	3,730,137
	Search Engine for Russian & Turkish Languages
91,058	QIWI - ADR	2,846,473
	Electronic Payments Network Serving Russia & the Commonwealth of Independent States
		10,762,074
	> Finland 3.2%
65,855	Vacon	5,185,152
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
154,160	Tikkurila	4,108,542
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
		9,293,694
	> Sweden 2.0%
189,560	Hexagon	5,716,266
	Design, Measurement & Visualization Software & Equipment

	> Kazakhstan 1.9%
698,908	Halyk Savings Bank of Kazakhstan - GDR	5,521,373
	Largest Retail Bank & Insurer in Kazakhstan

	> United Kingdom 1.5%
6,749,624	Cable and Wireless	4,330,359
	Leading Telecoms Service Provider in the Caribbean

	> Italy 1.4%
320,827	Pirelli	4,177,548
	Global Tire Supplier

	> Turkey 1.4%
311,893	Bizim Toptan	4,029,805
	Cash & Carry Stores in Turkey
Europe: Total		43,831,119

Latin America 13.4%
	> Mexico 5.3%
1,824,000	Qualitas	4,438,244
	Leading Auto Insurer in Mexico & Central America
739,700	Gruma (a)	4,125,299
	Tortilla Producer & Distributor
1,506,700	Genomma Lab Internacional (a)	3,441,715
	Develops, Markets & Distributes Consumer Products
25,190	Grupo Aeroportuario del Sureste - ADR	2,742,184
	Mexican Airport Operator
306,161	Bolsa Mexicana de Valores	731,867
	Mexico’s Stock Exchange
		15,479,309
	> Brazil 5.2%
377,870	Localiza Rent A Car	5,660,463
	Car Rental
3,975,346	Beadell Resources (a)	3,445,669
	Gold Mining in Brazil
674,200	Odontoprev	2,978,125
	Dental Insurance
172,600	Linx	2,900,938
	Retail Management Software in Brazil
		14,985,195
	> Colombia 1.9%
3,635,863	Isagen (a)	5,569,310
	Colombian Electricity Provider

	> Chile 1.0%
3,189,994	Empresas Hites	2,920,132
	Mass Retailer for the Lower Income Strata
Latin America: Total		38,953,946

Other Countries 11.7%
	> South Africa 6.9%
1,156,120	Coronation Fund Managers	7,899,189
	South African Fund Manager
1,927,792	Rand Merchant Insurance	5,138,090
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers

Number of Shares		Value
	> South Africa—continued
228,382	Massmart Holdings	$3,824,166
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
224,031	Mr. Price	3,102,663
	South African Retailer of Apparel, Household & Sporting Goods
		19,964,108
	> United States 2.8%
120,163	Textainer Group Holdings (b)	4,550,573
	Top International Container Leaser
67,433	Atwood Oceanics (a)	3,711,512
	Offshore Drilling Contractor
		8,262,085
	> Canada 2.0%
315,195	CAE	3,451,677
	Flight Simulator Equipment & Training Centers
153,291	Alliance Grain Traders	2,211,450
	Global Leader in Pulse Processing & Distribution
		5,663,127
Other Countries: Total		33,889,320

Total Equities: 96.8% (Cost: $274,963,697)		280,630,195	(f)

Short-Term Investments 4.9%
14,178,170	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	14,178,170
Total Short-Term Investments: 4.9% (Cost: $14,178,170)		14,178,170

Securities Lending Collateral 1.1%
3,140,051	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	3,140,051
Total Securities Lending Collateral: (Cost: $3,140,051)		3,140,051

Total Investments: 102.8% (Cost: $292,281,918)(h)		297,948,416	(i)

Obligation to Return Collateral for Securities Loaned: (1.1)%		(3,140,051)

Cash and Other Assets Less Liabilities: (1.7)%		(5,065,789)

Net Assets: 100.0%		$289,742,576

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $3,018,082.

(c)          Illiquid security.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2013, the market value of this security amounted to $1,458,065, which represented 0.50% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	8/19/11-9/26/13	1,591,929	$1,316,810	$1,458,065

(e)          Units represent shares of security and related put options received through company restructuring. Additional information on the purchased options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date (1)
Archipelago Resources	1,591,929	GBP	0.58	October 31, 2014

GBP - British Pound

(1)         Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement.

> Notes to Statement of Investments

(f)    On September 30, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Taiwan Dollar	$42,826,617	14.8
Hong Kong Dollar	37,019,838	12.8
United States Dollar	30,174,717	10.4
Indonesian Rupiah	22,352,743	7.7
South African Rand	19,964,108	6.9
Indian Rupee	17,979,542	6.2
Phillipine Peso	16,024,693	5.5
Other currencies less than 5% of total net assets	94,287,937	32.5
Total Equities	$280,630,195	96.8

(g)   Investment made with cash collateral received from securities lending activity.

(h)   At September 30, 2013, for federal income tax purposes, the cost of investments was $292,281,918 and net unrealized appreciation was $5,666,498 consisting of gross unrealized appreciation of $18,379,488 and gross unrealized depreciation of $12,712,990.

(i)    Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$2,887,001	$159,610,744	$1,458,065	$163,955,810
Europe	6,576,610	37,254,509	—	43,831,119
Latin America	35,508,277	3,445,669	—	38,953,946
Other Countries	13,925,212	19,964,108	—	33,889,320
Total Equities	58,897,100	220,275,030	1,458,065	280,630,195
Total Short-Term Investments	14,178,170	—	—	14,178,170
Total Securities Lending Collateral	3,140,051	—	—	3,140,051
Total Investments	$76,215,321	$220,275,030	$1,458,065	$297,948,416

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn European Fund

Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
	Equities: 86.3%
Europe 83.7%
	> United Kingdom 26.0%
22,100	Jardine Lloyd Thompson Group	$338,099
	International Business Insurance Broker
520,087	Assura	303,109
	UK Primary Health Care Property Developer
44,512	Ocado (a)	285,360
	Online Grocery Retailer
4,984	Spirax Sarco	243,268
	Steam Systems for Manufacturing & Process Industries
61,500	Charles Taylor	209,081
	Insurance Services
21,262	Domino’s Pizza UK & Ireland	201,019
	Pizza Delivery in UK, Ireland & Germany
14,550	Telecity	195,507
	European Data Center Provider
23,431	Abcam	191,938
	Online Sales of Antibodies
4,400	Croda	189,120
	Oleochemicals & Industrial Chemicals
14,012	WH Smith (b)	187,597
	Newsprint, Books & General Stationery Retailer
50,000	Smiths News	165,937
	Newspaper & Magazine Distributor
15,962	Shaftesbury	152,461
	London Prime Retail REIT
2,962	Whitbread	142,129
	The UK’s Leading Hotelier & Coffee Shop
21,850	Halford’s	139,228
	The UK’s Leading Retailer for Leisure Goods & Auto Parts
6,687	Babcock International	129,474
	Public Sector Outsourcer
3,075	Rightmove	117,932
	Internet Real Estate Listings
4,400	Aggreko	114,256
	Temporary Power & Temperature Control Services
174,450	Cable and Wireless	111,922
	Leading Telecoms Service Provider in the Caribbean
28,475	Elementis	110,498
	Clay-based Additives
3,325	Fidessa Group	107,011
	Software for Financial Trading Systems
2,531	AVEVA	106,452
	Engineering Software
146	Telecom Plus	2,992
	UK Multi Utility
		3,744,390
	> France 12.1%
1,425	Eurofins Scientific	359,151
	Food, Pharmaceuticals & Materials Screening & Testing
3,062	Gemalto	328,785
	Digital Security Solutions
4,050	Neopost	294,937
	Postage Meter Machines
3,212	1000 mercis (a)	195,106
	Interactive Advertising & Marketing
1,762	Norbert Dentressangle	188,314
	Leading European Logistics & Transport Group
4,912	Saft	135,496
	Niche Battery Manufacturer
4,275	AKKA Technologies	125,501
	Engineering Consultancy
47,637	Hi-Media (a)	116,002
	Online Advertiser in Europe
		1,743,292
	> Germany 9.9%
2,187	Bertrandt	275,335
	Outsourced Engineering
7,880	Aurelius	255,318
	European Turnaround Investor
4,462	Elringklinger	200,771
	Automobile Components
4,157	NORMA Group	200,263
	Clamps for Automotive & Industrial Applications
5,675	Wirecard	194,124
	Online Payment Processing & Risk Management
14,312	TAG Immobilien	177,608
	Owner of Residential Properties in Germany
430	Rational	128,271
	Commercial Ovens
		1,431,690
	> Netherlands 7.0%
9,837	Aalberts Industries	262,101
	Flow Control & Heat Treatment
4,562	UNIT4	178,671
	Business Software Development
5,787	Arcadis	165,504
	Engineering Consultants
4,550	TKH Group	136,282
	Dutch Industrial Conglomerate
800	Core Labs	135,368
	Oil & Gas Reservoir Consulting
2,100	Fugro	128,100
	Subsea Oilfield Services
		1,006,026
	> Switzerland 5.6%
957	Geberit	258,417
	Plumbing Supplies
1,028	Partners Group	252,012
	Private Markets Asset Management
66	Sika	192,377
	Chemicals for Construction & Industrial Applications
303	INFICON	97,164
	Gas Detection Instruments
		799,970

Number of Shares		Value
	> Sweden 4.2%
5,250	Hexagon	$158,316
	Design, Measurement & Visualization Software & Equipment
42,000	Eniro (a)	153,578
	Leading Provider of Local Search Services in Nordics
3,737	Unibet	150,022
	European Online Gaming Operator
11,512	Sweco	148,676
	Engineering Consultants
		610,592
	> Finland 3.7%
3,043	Vacon	239,594
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
5,853	Tikkurila	155,989
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
4,012	Konecranes	135,094
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		530,677
	> Russia 3.5%
6,900	QIWI - ADR	215,694
	Electronic Payments Network Serving Russia & the Commonwealth of Independent States
4,562	Yandex (a)	166,148
	Search Engine for Russian & Turkish Languages
65,000	Moscow Exchange	124,477
	Russia’s Main Exchange for Stocks, Bonds, Derivatives, Currencies & Repo
		506,319
	> Norway 3.3%
9,200	Subsea 7	191,244
	Offshore Subsea Contractor
16,962	Atea	178,414
	Leading Nordic IT Hardware/Software Reseller & Installation Company
15,054	Orkla	109,652
	Food & Brands, Aluminum, Chemicals Conglomerate
		479,310
	> Spain 3.0%
20,100	Dia	174,275
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
2,700	Viscofan	154,400
	Sausage Casings Maker
3,152	Bolsas y Mercados Españoles	100,016
	Spanish Stock Markets
		428,691
	> Denmark 1.9%
2,912	Jyske Bank (a)	144,620
	Danish Bank
3,962	SimCorp	133,310
	Software for Investment Managers
		277,930
	> Belgium 1.2%
2,687	EVS Broadcast Equipment	173,358
	Digital Live Mobile Production Software & Systems

	> Italy 1.1%
9,150	Pirelli	119,144
	Global Tire Supplier
16,449	Geox	44,951
	Apparel & Shoe Maker
		164,095
	> Turkey 0.9%
10,000	Bizim Toptan	129,205
	Cash & Carry Stores in Turkey

	> Portugal 0.3%
12,679	Redes Energéticas Nacionais	37,908
	Portuguese Power Transmission & Gas Transportation
Europe: Total		12,063,453

Other Countries 1.8%
	> United States 1.0%
2,937	Gulfmark Offshore	149,464
	Operator of Offshore Supply Vessels

	> Canada 0.8%
7,691	Alliance Grain Traders	110,954
	Global Leader in Pulse Processing & Distribution
Other Countries: Total		260,418

Asia 0.8%
	> Hong Kong 0.8%
45,200	L’Occitane International	118,170
	Skin Care & Cosmetics Producer
Asia: Total		118,170

Total Equities: 86.3% (Cost: $10,903,292)		12,442,041	(c)

Short-Term Investments 5.2%
754,982	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	754,982
Total Short-Term Investments: 5.2% (Cost: $754,982)		754,982

Number of Shares		Value
Securities Lending Collateral 0.2%
22,828	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01)% (d)	$22,828
Total Securities Lending Collateral: (Cost: $22,828)		22,828

Total Investments: 91.7% (Cost: $11,681,102)(e)		13,219,851	(f)

Obligation to Return Collateral for Securities Loaned: (0.2)%		(22,828)

Cash and Other Assets Less Liabilities: 8.5%		1,225,742

Net Assets: 100.0%		$14,422,765

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)   Non-income producing security.

(b)   All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $21,682.

(c)   On September 30, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$5,380,368	37.3
British Pound	3,744,390	26.0
Swiss Franc	799,970	5.5
United States Dollar	791,151	5.5
Other currencies less than 5% of total net assets	1,726,162	12.0
Total Equities	$12,442,041	86.3

(d)   Investment made with cash collateral received from securities lending activity.

(e)   At September 30, 2013, for federal income tax purposes, the cost of investments was $11,681,102 and net unrealized appreciation was $1,538,749 consisting of gross unrealized appreciation of $1,601,001 and gross unrealized depreciation of $62,252.

(f)    Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$517,210	$11,546,243	$—	$12,063,453
Other Countries	260,418	—	—	260,418
Asia	—	118,170	—	118,170
Total Equities	777,628	11,664,413	—	12,442,041
Total Short-Term Investments	754,982	—	—	754,982
Total Securities Lending Collateral	22,828	—	—	22,828
Total Investments	$1,555,438	$11,664,413	$—	$13,219,851

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 25, 2013

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 25, 2013